UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:           Schedule of Investments

Credit Suisse Trust - Emerging Markets Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (90.0%)
Argentina (0.6%)
Energy Equipment & Services (0.6%)
Tenaris SA ADR	29,000	$1,331,100
TOTAL ARGENTINA		1,331,100

Austria (0.2%)
Energy Equipment & Services (0.2%)
CAT oil AG*	15,000	467,034
TOTAL AUSTRIA		467,034

Brazil (6.8%)
Airlines (0.5%)
Gol-Linhas Aereas Inteligentes SA ADR§	38,600	1,174,598
Banks (0.5%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	14,500	1,268,170
Beverages (0.1%)
Companhia de Bebidas das Americas ADR§	4,540	236,761
Commingled Fund (0.2%)
Gafisa SA ADR§	14,695	374,722
Diversified Telecommunication Services (0.9%)
Brasil Telecom Participacoes SA	58,683,300	1,190,301
Tele Norte Leste Participacoes SA	32,400	945,396
		2,135,697
Electric Utilities (1.0%)
Obrascon Huarte Lain Brasil SA*	79,800	1,158,387
Terna Participacoes SA	94,700	1,083,079
		2,241,466
Food Products (0.3%)
Cosan SA Industria e Comercio*	41,100	749,282
Internet & Catalog Retail (0.6%)
Submarino SA	41,500	1,407,674
Oil & Gas (2.0%)
Petroleo Brasileiro SA - Petrobras ADR	52,800	4,717,680
Real Estate (0.7%)
PDG Realty SA Empreendimentos e Participacoes	309,300	1,647,786
TOTAL BRAZIL		15,953,836

Chile (1.0%)
Electric Utilities (0.5%)
Enersis SA ADR	74,800	1,218,492
Water Utilities (0.5%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A‡	50,300	1,211,727
TOTAL CHILE		2,430,219

China (8.6%)
Automobiles (0.5%)
Dongfeng Motor Corp. Series H*	2,131,112	1,155,291
Banks (3.2%)
China Construction Bank Series H§	4,673,400	2,651,957
Industrial & Commercial Bank of China Series H§	8,841,500	4,913,556
		7,565,513
Diversified Telecommunication Services (0.7%)
China Communication Services Corporation, Ltd. Series H*	2,569,591	1,739,532
Insurance (0.7%)
China Life Insurance Company, Ltd. Series H§	608,100	1,743,823
Oil & Gas (2.0%)
China Petroleum & Chemical Corp. Series H	2,842,400	2,399,046

	Number of Shares	Value

COMMON STOCKS

China
Oil & Gas
PetroChina Company, Ltd. Series H§	1,984,100	$2,322,707
		4,721,753
Real Estate (1.1%)
Beijing Capital Land, Ltd. Series H	2,362,800	988,285
Guangzhou R&F Properties Company, Ltd. Series H	669,000	1,480,797
		2,469,082
Transportation Infrastructure (0.4%)
China Communications Construction Company, Ltd. Series H§	745,000	898,090
TOTAL CHINA		20,293,084

Colombia (0.6%)
Diversified Financials (0.6%)
Suramericana de Inversiones SA	155,900	1,302,160
TOTAL COLOMBIA		1,302,160

Czech Republic (0.6%)
Electric Utilities (0.6%)
CEZ AS	31,700	1,396,117
TOTAL CZECH REPUBLIC		1,396,117

Egypt (1.0%)
Construction & Engineering (0.5%)
Orascom Construction Industries	24,100	1,205,415
Diversified Telecommunication Services (0.5%)
Orascom Telecom Holding SAE	17,600	1,215,730
TOTAL EGYPT		2,421,145

Hong Kong (2.5%)
Oil & Gas (0.7%)
CNOOC, Ltd.	2,051,500	1,795,376
Wireless Telecommunication Services (1.8%)
China Mobile (Hong Kong), Ltd.	460,800	4,147,395
TOTAL HONG KONG		5,942,771

Hungary (0.4%)
Oil & Gas (0.4%)
Falcon Oil & Gas, Ltd.*	289,700	818,638
TOTAL HUNGARY		818,638

India (5.6%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.	46,100	822,517
Diversified Financials (0.5%)
ICICI Bank, Ltd. ADR§	32,800	1,205,400
Diversified Telecommunication Services (0.6%)
Bharti Airtel, Ltd.*	84,600	1,479,558
Electrical Equipment (0.9%)
Bharat Heavy Electricals, Ltd.	39,300	2,037,833

Gas Utilities (0.3%)
Gail India, Ltd.	110,600	667,522
Industrial Conglomerates (0.4%)
Grasim Industries, Ltd.	19,200	926,180
IT Consulting & Services (1.5%)
Infosys Technologies, Ltd. ADR§	45,000	2,261,250
Tata Consultancy Services, Ltd.	43,644	1,235,761
		3,497,011

	Number of Shares	Value

COMMON STOCKS

India
Materials (0.3%)
Hindalco Industries, Ltd.	214,100	$640,548
Oil & Gas (0.6%)
Cairn Energy PLC§	78,843	1,335,707
Wireless Telecommunication Services (0.2%)
Reliance Communication Ventures, Ltd.*	50,600	485,374
TOTAL INDIA		13,097,650

Indonesia (1.8%)
Banks (0.8%)
PT Bank Mandiri	7,000,500	1,907,072
Wireless Telecommunication Services (1.0%)
PT Telekomunikasi Indonesia	2,217,300	2,385,887
TOTAL INDONESIA		4,292,959

Israel (2.0%)
Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*§	38,000	837,140
Insurance (0.6%)
Harel Insurance Investments, Ltd.	26,000	1,452,183
Pharmaceuticals (1.0%)
Teva Pharmaceutical Industries, Ltd. ADR	63,600	2,380,548
TOTAL ISRAEL		4,669,871

Kazakhstan (0.8%)
Oil & Gas (0.8%)
KazMunaiGas Exploration Production GDR*	86,430	1,817,623
TOTAL KAZAKHSTAN		1,817,623

Malaysia (2.9%)
Diversified Financials (1.3%)
AMMB Holdings Berhad	2,820,600	3,078,223
Food Products (0.9%)
IOI Corporation Berhad	328,800	2,098,427
Hotels, Restaurants & Leisure (0.7%)
Genting Berhad	133,500	1,534,226
TOTAL MALAYSIA		6,710,876

Mexico (5.9%)
Beverages (0.6%)
Fomento Economico Mexicano SA de CV ADR	12,277	1,355,258
Construction Materials (1.2%)
Cemex SA de CV ADR§	83,642	2,739,275
Household Durables (0.5%)
Consorcio ARA SA de CV§	694,800	1,201,380
Metals & Mining (0.6%)
Grupo Mexico SA de CV Series B	282,350	1,320,531
Real Estate (0.7%)
Urbi Desarrollos Urbanos SA de CV*	420,872	1,775,372
Transportation Infrastructure (0.6%)
Grupo Aeroportuario del Pacifico SA de CV ADR	33,700	1,449,100
Wireless Telecommunication Services (1.7%)
America Movil SA de CV ADR Series L§	63,274	3,023,864
America Movil SA de CV Series L	402,242	968,026
		3,991,890
TOTAL MEXICO		13,832,806

	Number of Shares	Value

COMMON STOCKS

Russia (10.9%)
Banks (1.7%)
Sberbank RF	1,131	$3,994,904
Industrial Conglomerates (1.1%)
Mining and Metallurgical Company Norilsk Nickel ADR	13,200	2,508,000
Oil & Gas (5.9%)
Gazprom	531,414	5,469,766
Gazprom ADR	51,200	2,144,156
Lukoil ADR	72,600	6,279,900
		13,893,822
Semiconductor Equipment & Products (0.9%)
Sitronics GDR Rule 144A‡	200,000	2,050,000
Wireless Telecommunication Services (1.3%)
OAO Vimpel Communications ADR*§	33,700	3,196,108
TOTAL RUSSIA		25,642,834

South Africa (7.5%)
Banks (1.9%)
FirstRand, Ltd.	628,952	2,122,358
Standard Bank Group, Ltd.	156,539	2,300,078
		4,422,436
Construction & Engineering (0.3%)
Group Five Ltd.	89,540	697,848
Diversified Telecommunication Services (0.4%)
Telkom South Africa, Ltd.	43,200	986,480
Electronic Equipment & Instruments (0.9%)
Reunert, Ltd.	186,600	2,075,529
Food Products (0.4%)
Tiger Brands, Ltd.	43,600	1,060,915
Insurance (0.5%)
Liberty Group, Ltd.	100,100	1,136,199
Metals & Mining (1.3%)
Anglo Platinum, Ltd.§	19,600	3,081,490
Oil & Gas (1.2%)
Sasol	81,200	2,710,025
Specialty Retail (0.6%)
Edgars Consolidated Stores, Ltd.	60	375
JD Group, Ltd.	122,600	1,503,702
		1,504,077
TOTAL SOUTH AFRICA		17,674,999

South Korea (16.0%)
Banks (3.9%)
Kookmin Bank	52,210	4,696,008
Korea Exchange Bank	147,200	2,372,966
Shinhan Financial Group Company, Ltd.	34,996	2,000,553
		9,069,527
Beverages (0.8%)
Hite Brewery Company, Ltd.	15,900	1,897,861
Construction & Engineering (2.0%)
GS Engineering & Construction Corp.	24,310	2,170,175
Hyundai Development Co.	44,260	2,429,750
		4,599,925
Electric Utilities (0.4%)
Korea Electric Power Corp.	22,800	905,663
Machinery (0.8%)
Hyundai Heavy Industries Company, Ltd.	9,200	1,830,963

	Number of Shares	Value

COMMON STOCKS
South Korea
Metals & Mining (1.1%)
POSCO ADR§	25,200	$2,619,540
Multiline Retail (2.0%)
Hyundai Department Store Company, Ltd.	18,369	1,537,018
Lotte Shopping Company, Ltd.	4,400	1,545,495
Shinsegae Company, Ltd.	2,900	1,662,236
		4,744,749
Semiconductor Equipment & Products (4.4%)
Samsung Electronics Company, Ltd.	17,361	10,353,237
Tobacco (0.6%)
KT&G Corp.	23,460	1,531,256
TOTAL SOUTH KOREA		37,552,721

Taiwan (10.6%)
Banks (0.9%)
Chinatrust Financial Holding Company, Ltd.	2,590,760	2,021,757
Construction Materials (0.9%)
Asia Cement Corp.	2,203,100	2,126,906
Diversified Financials (0.5%)
Fuhwa Financial Holdings Company, Ltd.*	2,416,900	1,167,069
Diversified Telecommunication Services (0.0%)
Chunghwa Telecom Company, Ltd.	80	155
Electronic Equipment & Instruments (2.3%)
Delta Electronics, Inc.	452,400	1,460,606
Hon Hai Precision Industry Company, Ltd.	587,496	3,925,615
		5,386,221
Food & Drug Retailing (0.7%)
President Chain Store Corp.	676,700	1,653,981
Food Products (0.7%)
Uni-President Enterprises Corp.	1,817,500	1,736,693
Insurance (1.8%)
Cathay Financial Holding Company, Ltd.	869,043	1,800,614
China Life Insurance Company, Ltd.*	1,846,500	815,061
Shin Kong Financial Holding Company, Ltd.	1,739,695	1,540,001
		4,155,676
Metals & Mining (0.4%)
China Steel Corp.	849,650	956,568
Semiconductor Equipment & Products (2.4%)
Taiwan Semiconductor Manufacturing Company, Ltd.	2,793,630	5,685,121
TOTAL TAIWAN		24,890,147

Thailand (1.0%)
Banks (0.7%)
Krung Thai Bank Public Company, Ltd.	2,625,300	899,721
Siam City Bank Public Company, Ltd.	1,490,300	750,347
		1,650,068
Construction & Engineering (0.1%)
Italian - Thai Development Public Company, Ltd.	1,361,500	190,556
Real Estate (0.2%)
Land and Houses Public Company, Ltd.	2,710,500	514,335
TOTAL THAILAND		2,354,959

Turkey (2.1%)
Banks (1.5%)
Akbank T.A.S.§	223,009	1,487,218
Turkiye Garanti Bankasi AS§	467,433	2,078,790
		3,566,008

	Number of Shares	Value

COMMON STOCKS

Turkey
Commercial Services & Supplies (0.6%)
TAV Havalimanlari Holding AS	164,950	$1,367,153
TOTAL TURKEY		4,933,161

Zambia (0.6%)
Metals & Mining (0.6%)
First Quantum Minerals, Ltd.	21,600	1,439,813
TOTAL ZAMBIA		1,439,813
TOTAL COMMON STOCKS (Cost $143,349,737)		211,266,523

PREFERRED STOCKS (7.1%)
Brazil (7.1%)
Banks (1.5%)
Banco Bradesco SA	65,400	1,342,522
Banco Itau Holding Financeira SA	61,000	2,143,646
		3,486,168
Beverages (0.4%)
Companhia de Bebidas das Americas ADR	15,400	846,384
Diversified Telecommunication Services (0.7%)
Telemar Norte Leste SA Class A	46,300	957,229
Telesp - Telecomunicacoes de Sao Paulo SA	32,400	806,358
		1,763,587

Industrial Conglomerates (1.1%)
Bradespar SA	35,500	1,061,877
Itausa - Investimentos Itau SA	272,322	1,530,647
		2,592,524
Metals & Mining (1.8%)
Companhia Vale do Rio Doce ADR	132,700	4,150,856
Oil & Gas (1.0%)
Petroleo Brasileiro SA - Petrobras ADR§	23,900	2,378,289
Road & Rail (0.6%)
All America Latina Logistica	121,600	1,484,637
TOTAL PREFERRED STOCKS (Cost $7,354,075)		16,702,445

RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08*^ (Cost $0)	50,021	0

SHORT-TERM INVESTMENTS (15.5%)
State Street Navigator Prime Portfolio§§	29,198,812	29,198,812

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 4/02/07	$7,334	7,334,000

TOTAL SHORT-TERM INVESTMENTS (Cost $36,532,812)		36,532,812

TOTAL INVESTMENTS AT VALUE (112.6%) (Cost $187,236,624)		264,501,780

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.6%)		(29,697,821)

NET ASSETS (100.0%)		$234,803,959

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2007, these securities amounted to a value of $3,261,727 or 1.4% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $187,236,624, $80,052,047, $(2,786,891) and $77,265,156, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Global Small Cap Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (94.8%)
Australia (5.3%)
Banks (0.8%)
Bendigo Bank, Ltd.§	67,000	$918,910
Commercial Services & Supplies (0.3%)
Iress Market Technology, Ltd.§	55,000	359,517
Diversified Financials (2.3%)
Austbrokers Holdings, Ltd.§	312,000	1,196,520
Australian Infrastructure Fund	256,000	570,386
Mortgage Choice, Ltd.	395,000	976,140
		2,743,046
Machinery (0.4%)
Emeco Holdings, Ltd.§	329,000	470,790
Media (1.0%)
Seven Network, Ltd.	67,000	617,319
STW Communications Group, Ltd.§	205,000	518,415
		1,135,734
Transportation Infrastructure (0.5%)
Babcock & Brown Infrastructure Group§	419,192	618,697
TOTAL AUSTRALIA		6,246,694
Belgium (1.3%)
Healthcare Equipment & Supplies (1.3%)
Omega Pharma SA	19,950	1,546,666
TOTAL BELGIUM		1,546,666
Bermuda (0.4%)
Household Durables (0.0%)
Helen of Troy, Ltd.*§	2,000	45,420
Insurance (0.4%)
Max Re Capital, Ltd.	14,600	372,008
Montpelier Re Holdings, Ltd.§	5,400	93,636
		465,644
TOTAL BERMUDA		511,064
China (1.8%)
Airlines (0.8%)
Air China, Ltd. Series H§	1,400,135	966,707
Communications Equipment (1.0%)
ZTE Corp. Series H§	237,550	1,106,701
TOTAL CHINA		2,073,408
Denmark (1.2%)
Household Durables (1.2%)
Bang & Olufsen AS B Shares§	11,600	1,428,080
TOTAL DENMARK		1,428,080
Finland (0.5%)
Communications Equipment (0.5%)
Elcoteq SE§	54,150	569,036
TOTAL FINLAND		569,036
France (1.4%)
Real Estate (1.4%)
Nexity	19,491	1,668,860
TOTAL FRANCE		1,668,860

	Number of Shares	Value

COMMON STOCKS
Germany (8.9%)
Building Products (1.4%)
Pfleiderer AG§	57,300	$1,658,861
Commercial Services & Supplies (1.4%)
CeWe Color Holding AG	28,500	1,701,547
Diversified Financials (1.8%)
AWD Holding AG	44,000	2,080,418
Machinery (1.6%)
IWKA AG*§	58,000	1,824,084
Real Estate (1.1%)
Vivacon AG*§	35,000	1,263,018
Specialty Retail (1.6%)
Fielmann AG§	30,600	1,878,426
TOTAL GERMANY		10,406,354
Japan (15.3%)
Auto Components (1.8%)
NHK Spring Company, Ltd.§	96,000	958,906
Nippon Seiki Company, Ltd.	50,000	1,164,016
		2,122,922
Chemicals (2.8%)
Kuraray Company, Ltd.§	194,000	2,083,717
Toho Tenax Company, Ltd.*§	219,000	1,174,248
		3,257,965
Commercial Services & Supplies (0.5%)
Take and Give Needs Company, Ltd.§	895	550,789
Communications Equipment (0.5%)
Epson Toyocom Corp.*§	80,000	577,055
Computers & Peripherals (1.1%)
Melco Holdings, Inc.§	51,300	1,314,134
Distributor (0.2%)
Happinet Corp.	21,100	282,452
Diversified Financials (1.3%)
Asset Managers Company, Ltd.§	440	786,936
OMC Card, Inc.§	87,100	717,104
		1,504,040
Electrical Equipment (0.9%)
Hitachi Cable, Ltd.§	187,000	1,058,406
Electronic Equipment & Instruments (0.5%)
Nihon Dempa Kogyo Company, Ltd.§	11,300	552,701
Food Products (0.6%)
Mitsui Sugar Company, Ltd.	199,000	737,008
Hotels, Restaurants & Leisure (0.5%)
Round One Corp.§	309	620,929
Internet & Catalog Retail (0.6%)
Belluna Company, Ltd.§	50,200	686,903
Internet Software & Services (1.4%)
ACCA Networks Company, Ltd.	206	299,146
SBI Holdings, Inc.§	3,375	1,273,580
		1,572,726
Machinery (1.0%)
Sodick Company, Ltd.	159,800	1,179,781
Specialty Retail (1.6%)
USS Company, Ltd.	19,250	1,252,327

	Number of Shares	Value

COMMON STOCKS
Japan
Specialty Retail
Village Vanguard Company, Ltd.	109	$621,760
		1,874,087
TOTAL JAPAN		17,891,898
Netherlands (2.1%)
Commercial Services & Supplies (0.1%)
Tele Atlas NV*§	6,744	150,972
Electronic Equipment & Instruments (0.7%)
Gemalto NV*§	34,200	792,117
Semiconductor Equipment & Products (1.3%)
ASM International NV*§	67,423	1,497,030
TOTAL NETHERLANDS		2,440,119
Norway (2.7%)
Electronic Equipment & Instruments (1.7%)
Tandberg ASA	94,115	1,937,606
Machinery (1.0%)
Tomra Systems ASA§	172,000	1,224,738
TOTAL NORWAY		3,162,344
Sweden (3.1%)
Commercial Services & Supplies (0.8%)
Observer AB*	216,000	977,425
Healthcare Equipment & Supplies (1.3%)
Getinge AB Class B	66,664	1,513,613
Machinery (1.0%)
Alfa Laval AB	21,652	1,114,906
TOTAL SWEDEN		3,605,944
Switzerland (2.5%)
Biotechnology (0.7%)
Actelion, Ltd.*	3,478	806,837
Machinery (1.8%)
Georg Fischer AG*	2,848	2,051,052
TOTAL SWITZERLAND		2,857,889
United Kingdom (10.2%)
Commercial Services & Supplies (4.3%)
Enterprise PLC	70,000	824,168
Michael Page International PLC	200,000	2,103,535
Serco Group PLC	240,000	2,163,732
		5,091,435
Diversified Financials (1.3%)
Melrose PLC	400,000	1,485,315
Industrial Conglomerates (2.6%)
Intertek Group PLC	100,000	1,779,926
Synergy Healthcare PLC	81,215	1,261,772
		3,041,698
Insurance (0.6%)
Amlin PLC	130,000	721,576
Road & Rail (1.4%)
Arriva PLC	110,000	1,607,350
TOTAL UNITED KINGDOM		11,947,374
United States (38.1%)
Aerospace & Defense (0.3%)
Armor Holdings, Inc.*	1,400	94,262
Orbital Sciences Corp.*	6,500	121,810

	Number of Shares	Value

COMMON STOCKS
United States
Aerospace & Defense
United Industrial Corp.§	1,700	$93,840
		309,912
Airlines (0.4%)
Alaska Air Group, Inc.*§	4,400	167,640
ExpressJet Holdings, Inc.*§	15,400	89,936
Skywest, Inc.	9,600	257,568
		515,144
Auto Components (0.4%)
Accuride Corp.*§	8,200	119,720
American Axle & Manufacturing Holdings, Inc.§	3,300	90,255
Cooper Tire & Rubber Co.	2,900	53,041
Keystone Automotive Industries, Inc.*	1,400	47,180
Superior Industries International, Inc.§	3,300	68,739
Tenneco, Inc.*	2,600	66,196
		445,131
Banks (1.7%)
Center Financial Corp.§	1,900	37,563
Community Bancorp*§	2,900	89,175
Corus Bankshares, Inc.§	11,400	194,484
First Community Bancorp	2,200	124,388
FirstFed Financial Corp.*§	2,900	164,807
Hanmi Financial Corp.§	9,400	179,164
Independent Bank Corp.§	3,600	73,332
Nara Bancorp, Inc.§	4,500	78,795
Placer Sierra Bancshares	5,300	143,418
Prosperity Bancshares, Inc.§	9,000	312,660
Southwest Bancorp, Inc.	1,600	41,104
Sterling Bancshares, Inc.	14,850	166,023
Sterling Financial Corp.	1,400	43,666
Umpqua Holdings Corp.§	9,000	240,930
Wilshire Bancorp, Inc.§	8,500	139,400
		2,028,909
Beverages (0.2%)
Boston Beer Company, Inc. Class A*§	2,800	93,380
Coca-Cola Bottling Co. Consolidated	1,200	67,956
National Beverage Corp.*	7,000	122,780
		284,116
Biotechnology (1.5%)
Albany Molecular Research, Inc.*	11,700	115,245
Alkermes, Inc.*§	9,200	142,048
Cubist Pharmaceuticals, Inc.*§	4,800	105,936
Digene Corp.*§	3,300	139,953
Kendle International, Inc.*	1,900	67,488
LifeCell Corp.*§	13,400	334,598
Medarex, Inc.*§	14,400	186,336
Pharmanet Development Group, Inc.*§	4,000	104,000
United Therapeutics Corp.*	5,300	285,034
ViroPharma, Inc.*§	22,200	318,570
		1,799,208
Building Products (0.6%)
American Woodmark Corp.§	3,900	143,364
Lamson & Sessions Co.*§	8,900	247,331
NCI Building Systems, Inc.*§	1,800	85,932
PW Eagle, Inc.§	7,400	244,496
		721,123
Chemicals (0.8%)
CF Industries Holdings, Inc.	3,900	150,345
Georgia Gulf Corp.§	12,400	201,004
H.B. Fuller Co.	6,000	163,620

	Number of Shares	Value

COMMON STOCKS
United States
Chemicals
Olin Corp.	5,200	$88,088
Om Group, Inc.*	3,500	156,380
PolyOne Corp.*	17,000	103,700
W.R. Grace & Co.*§	2,200	58,124
		921,261
Commercial Services & Supplies (1.8%)
Administaff, Inc.	4,700	165,440
AMREP Corp.§	1,000	77,250
CRA International, Inc.*	1,800	93,924
Deluxe Corp.	3,200	107,296
DeVry, Inc.	2,500	73,375
Gevity HR, Inc.§	2,200	43,428
Headwaters, Inc.*§	7,600	166,060
Heidrick & Struggles International, Inc.*	2,700	130,815
ICT Group, Inc.*	1,500	26,250
Kelly Services, Inc. Class A	4,900	157,780
Korn/Ferry International*§	8,500	194,990
Labor Ready, Inc.*	11,400	216,486
Navigant Consulting, Inc.*§	4,700	92,872
PHH Corp.*§	8,900	271,984
Valassis Communications, Inc.*	7,400	127,206
Vertrue, Inc.*§	3,300	158,763
		2,103,919
Commingled Fund (0.4%)
iShares Russell 2000 Index Fund§	6,500	516,815
Communications Equipment (0.9%)
Arris Group, Inc.*§	15,400	216,832
Brocade Communications Systems, Inc.*	18,600	177,072
C-Cor, Inc.*	3,600	49,896
Comtech Telecommunications Corp.*	3,800	147,174
Emulex Corp.*	13,000	237,770
Packeteer, Inc.*	3,700	45,954
UTStarcom, Inc.*§	26,100	216,369
		1,091,067
Computers & Peripherals (0.4%)
Hutchinson Technology, Inc.*§	6,600	154,110
Komag, Inc.*§	5,800	189,834
Palm, Inc.*§	7,100	128,723
		472,667
Construction & Engineering (0.1%)
EMCOR Group, Inc.*	1,600	94,368
Granite Construction, Inc.	800	44,208
		138,576
Construction Materials (0.1%)
Texas Industries, Inc.§	1,000	75,530
Distributors (0.1%)
Andersons, Inc.§	2,400	106,560
Diversified Financials (1.4%)
ASTA Funding, Inc.§	3,100	133,858
Calamos Asset Management, Inc. Class A	3,600	80,352
Cash America International, Inc.	2,100	86,100
First Cash Financial Services, Inc.*	5,400	120,312
Investment Technology Group, Inc.*	2,400	94,080
Knight Capital Group, Inc. Class A*	12,600	199,584
MCG Capital Corp.§	9,700	181,972
Piper Jaffray Companies, Inc.*	3,500	216,790
Portfolio Recovery Associates, Inc.*§	2,900	129,485
SWS Group, Inc.	11,700	290,277

	Number of Shares	Value

COMMON STOCKS
United States
Diversified Financials
Texas Capital Bancshares, Inc.*§	3,200	$65,600
		1,598,410
Diversified Telecommunication Services (0.3%)
Cincinnati Bell, Inc.*	29,400	138,180
CT Communications, Inc.§	10,100	243,410
		381,590
Electric Utilities (1.0%)
CH Energy Group, Inc.§	2,000	97,380
Cleco Corp.	15,600	402,948
El Paso Electric Co.*	9,500	250,325
PNM Resources, Inc.	4,500	145,350
Portland General Electric Co.	3,200	93,440
UIL Holdings Corp.	2,100	72,870
Unisource Energy Corp.	4,300	161,465
		1,223,778
Electrical Equipment (0.3%)
General Cable Corp.*	2,500	133,575
Genlyte Group, Inc.*	2,300	162,265
		295,840
Electronic Equipment & Instruments (0.8%)
Benchmark Electronics, Inc.*	1,700	35,122
Intevac, Inc.*	6,000	158,220
Itron, Inc.*§	800	52,032
Littelfuse, Inc.*	3,100	125,860
Methode Electronics, Inc.	15,700	231,889
Plexus Corp.*§	15,900	272,685
Rofin-Sinar Technologies, Inc.*	1,200	71,016
		946,824
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	5,400	316,926
Basic Energy Services, Inc.*	3,000	69,900
Complete Production Services, Inc.*	7,300	145,343
Global Industries, Ltd.*	6,300	115,227
Hercules Offshore, Inc.*§	5,400	141,804
Lone Star Technologies, Inc.*	2,500	165,075
Lufkin Industries, Inc.	900	50,562
Matrix Service Co.*	2,600	52,598
Oceaneering International, Inc.*§	1,300	54,756
Unit Corp.*	3,400	172,006
W-H Energy Services, Inc.*	2,200	102,828
		1,387,025
Food & Drug Retailing (0.9%)
Arden Group, Inc. Class A§	100	13,350
Central European Distribution Corp.*§	5,700	165,927
Longs Drug Stores Corp.	5,800	299,512
Nash Finch Co.§	7,100	244,666
Performance Food Group Co.*	3,100	95,697
PetMed Express, Inc.*§	3,200	37,920
United Natural Foods, Inc.*§	3,200	98,048
Village Super Market, Inc. Class A§	185	17,666
Weis Markets, Inc.	1,600	71,520
		1,044,306
Food Products (0.8%)
Chiquita Brands International, Inc.§	9,000	126,180
Corn Products International, Inc.	4,000	142,360
Delta & Pine Land Co.	1,000	41,200
Hain Celestial Group, Inc.*	3,200	96,224
Imperial Sugar Co.§	3,800	127,414
J & J Snack Foods Corp.	3,500	138,215

	Number of Shares	Value

COMMON STOCKS
United States
Food Products
MGP Ingredients, Inc.§	4,400	$89,628
Pilgrim’s Pride Corp.§	1,900	63,061
Usana Health Sciences, Inc.*§	1,200	56,244
		880,526
Gas Utilities (0.3%)
Atmos Energy Corp.	4,400	137,632
Energen Corp.	2,100	106,869
Southwest Gas Corp.	2,500	97,175
		341,676
Healthcare Equipment & Supplies (1.9%)
ArthroCare Corp.*§	9,100	327,964
Biosite, Inc.*§	3,100	260,307
Candela Corp.*	5,500	62,810
Icu Medical, Inc.*§	2,400	94,080
Immucor, Inc.*	5,900	173,637
IntraLase Corp.*§	2,000	49,960
LCA-Vision, Inc.§	1,800	74,142
Mentor Corp.§	2,000	92,000
Meridian Bioscience, Inc.	2,500	69,400
Noven Pharmaceuticals, Inc.*§	5,500	127,600
Palomar Medical Technologies, Inc.*§	2,800	111,860
Quidel Corp.*§	11,800	141,600
Somanetics Corp.*§	2,100	41,874
SonoSite, Inc.*§	1,600	45,216
SurModics, Inc.*§	3,200	115,200
Ventana Medical Systems, Inc.*§	2,300	96,370
Viasys Healthcare, Inc.*	2,200	74,778
Vital Signs, Inc.	1,300	67,574
West Pharmaceutical Services, Inc.§	2,000	92,860
Zoll Medical Corp.*	3,600	95,940
		2,215,172
Healthcare Providers & Services (1.5%)
Amedisys, Inc.*	4,200	136,206
Amerigroup Corp.*	10,900	331,360
AmSurg Corp.*	3,100	75,919
Centene Corp.*	8,900	186,811
EResearch Technology, Inc.*§	5,100	40,086
Gentiva Health Services, Inc.*	2,600	52,442
Healthspring, Inc.*	4,600	108,330
Kindred Healthcare, Inc.*§	2,100	68,838
MedCath Corp.*	1,700	46,410
Molina Healthcare, Inc.*	1,800	55,062
National Healthcare Corp.§	900	45,882
Omnicell, Inc.*	2,200	46,024
Paraxel international Corp.*	6,700	240,999
PSS World Medical, Inc.*	3,400	71,876
Psychiatric Solutions, Inc.*	3,552	143,181
Sunrise Senior Living, Inc.*§	1,600	63,232
		1,712,658
Hotels, Restaurants & Leisure (0.7%)
CKE Restaurants, Inc.§	19,300	363,998
Live Nation, Inc.*	2,600	57,356
P.F. Chang’s China Bistro, Inc.*§	1,800	75,384
RARE Hospitality International, Inc.*	5,100	153,459
WMS Industries, Inc.*	3,200	125,568
		775,765
Household Durables (0.5%)
American Greetings Corp. Class A§	13,700	317,977
Ethan Allen Interiors, Inc.§	1,900	67,146
Kimball International, Inc. Class B	3,400	65,552

	Number of Shares	Value

COMMON STOCKS
United States
Household Durables
NVR, Inc.*	200	$133,000
Topps Company, Inc.§	5,100	49,572
		633,247
Household Products (0.0%)
WD-40 Co.	1,200	38,052
Insurance (1.8%)
American Equity Investment Life Holding Co.§	3,600	47,268
American Physicians Capital, Inc.*	1,200	48,096
Argonaut Group, Inc.*	1,200	38,832
Delphi Financial Group, Inc. Class A	10,200	410,346
Hilb Rogal and Hobbs Co.	3,000	147,150
National Western Life Insurance Co. Class A	200	48,960
Phoenix Companies, Inc.	6,500	90,220
Safety Insurance Group, Inc.§	8,500	341,020
Seabright Insurance Holdings*	5,200	95,680
Tower Group, Inc.	10,400	335,088
Triad Guaranty, Inc.*§	6,200	256,742
Universal American Financial Corp.*	8,800	170,544
Zenith National Insurance Corp.	2,000	94,540
		2,124,486
Internet & Catalog Retail (0.1%)
Insight Enterprises, Inc.*	3,500	62,930
Internet Software & Services (1.3%)
Allscripts Heathcare Solutions, Inc.*§	10,900	292,229
Digital River, Inc.*§	8,200	453,050
InfoSpace, Inc.*	9,700	248,999
Interwoven, Inc.*	2,900	49,010
Sohu.com, Inc.*	3,100	66,433
United Online, Inc.	24,800	347,944
Websense, Inc.*§	4,100	94,259
		1,551,924
IT Consulting & Services (0.2%)
ManTech International Corp. Class A*	2,800	93,548
ProQuest Co.*§	11,900	107,100
		200,648
Leisure Equipment & Products (0.3%)
Build-A-Bear Workshop, Inc.*§	3,300	90,651
JAKKS Pacific, Inc.*§	7,700	184,030
Marvel Entertainment, Inc.*§	1,700	47,175
RC2 Corp.*	1,000	40,390
		362,246
Machinery (1.0%)
Applied Industrial Technologies, Inc.	3,800	93,252
Ceradyne, Inc.*§	6,800	372,232
Columbus McKinnon Corp.*	2,700	60,453
EnPro Industries, Inc.*§	8,500	306,425
Freightcar America, Inc.§	3,800	183,046
Insteel Industries, Inc.	6,000	100,740
Mueller Industries, Inc.	2,700	81,270
		1,197,418
Media (0.6%)
InVentiv Health, Inc.*	3,500	134,015
Netflix, Inc.*§	8,700	201,753
Scholastic Corp.*§	4,600	143,060
Sonic Solutions*§	9,100	128,310
Westwood One, Inc.§	9,500	65,265
		672,403

	Number of Shares	Value

COMMON STOCKS
United States
Metals & Mining (1.4%)
AK Steel Holding Corp.*	3,900	$91,221
Alpha Natural Resources, Inc.*§	6,900	107,847
Carpenter Technology Corp.	1,500	181,140
Century Aluminum Co.*	2,000	93,760
Chaparral Steel Co.	6,800	395,556
Cleveland-Cliffs, Inc.§	2,100	134,421
Coeur d’Alene Mines Corp.*§	22,500	92,475
GrafTech International, Ltd.*	5,300	48,124
Metal Management, Inc.	3,800	175,560
Quanex Corp.§	8,600	364,210
		1,684,314
Oil & Gas (1.1%)
Comstock Resources, Inc.*	7,000	191,660
EXCO Resources, Inc.*§	2,800	46,424
Giant Industries, Inc.*§	1,200	90,780
Helix Energy Solutions Group, Inc.*	2,700	100,683
Omi Corp.§	5,200	139,672
Pioneer Drilling Co.*§	24,500	310,905
Swift Energy Co.*§	7,800	325,806
VAALCO Energy, Inc.*§	18,000	93,240
		1,299,170
Paper & Forest Products (0.2%)
Potlatch Corp.*§	3,900	178,542
Personal Products (0.0%)
Playtex Products, Inc.*	3,400	46,138
Pharmaceuticals (0.7%)
Alpharma, Inc. Class A§	6,600	158,928
American Oriental Bioengineering, Inc.*	4,700	44,133
K-V Pharmaceutical Co. Class A*	4,800	118,704
Par Pharmaceutical Cos, Inc.*§	3,700	92,944
Salix Pharmaceuticals, Ltd.*§	8,200	103,320
Sciele Pharma, Inc.*§	14,300	338,624
		856,653
Real Estate (0.8%)
Arbor Realty Trust, Inc.	4,600	140,024
BioMed Realty Trust, Inc.	2,000	52,600
Digital Realty Trust, Inc.	1,900	75,810
Education Realty Trust, Inc.§	3,700	54,686
Entertainment Properties Trust	2,200	132,550
Equity Inns, Inc.	9,800	160,524
Innkeepers USA Trust	6,700	109,076
Kite Realty Group Trust§	5,000	99,750
National Health Investors, Inc.§	2,800	87,752
		912,772
Road & Rail (0.5%)
Arkansas Best Corp.§	5,200	184,860
Celadon Group, Inc.*§	12,700	212,090
Saia, Inc.*	7,300	173,375
		570,325
Semiconductor Equipment & Products (2.2%)
Advanced Energy Industries, Inc.*	13,800	290,352
ATMI, Inc.*	1,400	42,798
Brooks Automation, Inc.*	13,000	222,950
Cabot Microelectronics Corp.*§	2,500	83,775
Cymer, Inc.*	9,300	386,415
LTX Corp.*	7,300	44,676
MPS Group, Inc.*	6,500	91,975
OmniVision Technologies, Inc.*§	15,100	195,696
ON Semiconductor Corp.*	11,000	98,120
Photronics, Inc.*	19,900	309,445

	Number of Shares	Value

COMMON STOCKS
United States
Semiconductor Equipment & Products
RF Micro Devices, Inc.*§	16,900	$105,287
Standard Microsystems Corp.*	1,700	51,918
Varian Semiconductor Equipment Associates, Inc.*	5,100	272,238
Zoran Corp.*	19,500	331,890
		2,527,535
Software (1.3%)
Aspen Technology, Inc.*§	10,200	132,600
Dendrite International, Inc.*	11,900	186,354
Divx, Inc.*	2,500	50,100
Inter-Tel, Inc.	9,900	234,036
Mentor Graphics Corp.*§	9,000	147,060
MicroStrategy, Inc. Class A*	800	101,112
Progress Software Corp.*	8,700	271,440
Sybase, Inc.*	3,700	93,536
TradeStation Group, Inc.*	21,000	264,390
		1,480,628
Specialty Retail (2.2%)
Aeropostale, Inc.*	11,200	450,576
Building Materials Holding Corp.§	8,400	152,124
Charlotte Russe Holding, Inc.*§	8,200	236,734
Charming Shoppes, Inc.*§	22,100	286,195
Children’s Place Retail Stores, Inc.*	2,400	133,824
Christopher & Banks Corp.§	2,700	52,569
Dick’s Sporting Goods, Inc.*§	3,300	192,258
DSW, Inc. Class A*§	5,000	211,050
Gymboree Corp.*	4,500	180,315
Pacific Sunwear of California, Inc.*	4,600	95,818
Rent-A-Center, Inc.*§	5,000	139,900
Select Comfort Corp.*§	19,300	343,540
Tween Brands, Inc.*§	1,200	42,864
		2,517,767
Textiles & Apparel (0.6%)
K-Swiss, Inc. Class A§	4,700	126,994
Kellwood Co.	3,000	87,990
Kenneth Cole Productions, Inc. Class A§	1,800	46,206
Oxford Industries, Inc.	800	39,552
Sealy Corp§	2,700	47,196
Steven Madden, Ltd.	6,900	201,480
True Religion Apparel, Inc.*§	6,700	108,808
		658,226
Tobacco (0.3%)
Alliance One International, Inc.*	11,100	102,453
Schweitzer-Mauduit International, Inc.	3,900	96,915
Vector Group, Ltd.§	8,400	157,164
		356,532
Wireless Telecommunication Services (0.2%)
Dobson Communications Corp. Class A*§	5,500	47,245
Syniverse Holdings, Inc.*	8,500	89,590
USA Mobility, Inc.	4,400	87,692
		224,527
TOTAL UNITED STATES		44,489,991
TOTAL COMMON STOCKS (Cost $95,865,046)		110,845,721
PREFERRED STOCK (2.1%)
Germany (2.1%)
Healthcare Equipment & Supplies (2.1%)
Draegerwerk AG (Cost $1,540,403)	26,000	2,423,202

	Number of Shares	Value

SHORT-TERM INVESTMENTS (30.5%)
State Street Navigator Prime Portfolio§§	32,177,382	$32,177,382

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 4/02/07	$3,469	3,469,000

TOTAL SHORT-TERM INVESTMENTS (Cost $35,646,382)		35,646,382

TOTAL INVESTMENTS AT VALUE (127.3%) (Cost $133,051,831)		148,915,305

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.3%)		(31,976,197)

NET ASSETS (100.0%)		$116,939,108

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally, determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $133,051,831, $23,400,287, ($7,536,813) and $15,863,474, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Large Cap Value Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.9%)
Aerospace & Defense (1.9%)
L-3 Communications Holdings, Inc.	5,100	$446,097
Northrop Grumman Corp.	2,600	192,972
Raytheon Co.	7,800	409,188
		1,048,257
Air Freight & Couriers (0.7%)
Ryder System, Inc.	7,500	370,050
Airlines (0.2%)
Alaska Air Group, Inc.*§	3,400	129,540
Auto Components (1.2%)
Autoliv, Inc.	4,900	279,839
BorgWarner, Inc.	5,000	377,100
		656,939
Automobiles (0.3%)
Avis Budget Group, Inc.*§	5,200	142,064
Banks (10.4%)
Bank of America Corp.	31,970	1,631,109
Fifth Third Bancorp§	3,700	143,153
Mellon Financial Corp.	6,600	284,724
Northern Trust Corp.	5,600	336,784
PNC Financial Services Group, Inc.	7,500	539,775
Synovus Financial Corp.§	10,700	346,038
U.S. Bancorp	13,900	486,083
Wachovia Corp.	7,200	396,360
Washington Mutual, Inc.	11,200	452,256
Wells Fargo & Co.	32,000	1,101,760
		5,718,042
Beverages (1.4%)
Molson Coors Brewing Co. Class B§	4,300	406,866
Pepsi Bottling Group, Inc.	11,300	360,357
		767,223
Chemicals (2.1%)
Ashland, Inc.	6,100	400,160
Dow Chemical Co.	13,300	609,938
Lubrizol Corp.	1,300	66,989
Rohm & Haas Co.	1,000	51,720
		1,128,807
Commercial Services & Supplies (0.7%)
R. R. Donnelley & Sons Co.§	2,800	102,452
Steelcase, Inc. Class A	14,600	290,394
		392,846
Computers & Peripherals (1.5%)
Hewlett-Packard Co.	16,900	678,366
International Business Machines Corp.	1,400	131,964
		810,330
Diversified Financials (13.1%)
Capital One Financial Corp.	2,800	211,288
Citigroup, Inc.	37,500	1,925,250
Countrywide Financial Corp.	10,800	363,312
Fannie Mae	1,800	98,244
Freddie Mac	2,100	124,929
Goldman Sachs Group, Inc.	2,300	475,249
JPMorgan Chase & Co.	33,900	1,640,082

	Number of Shares	Value
COMMON STOCKS
Diversified Financials
Lehman Brothers Holdings, Inc.	2,100	$147,147
Merrill Lynch & Company, Inc.	10,000	816,700
Morgan Stanley	11,700	921,492
Principal Financial Group, Inc.	5,900	353,233
State Street Corp.	1,700	110,075
		7,187,001
Diversified Telecommunication Services (5.7%)
ALLTEL Corp.	1,700	105,400
AT&T, Inc.	52,312	2,062,662
CenturyTel, Inc.	9,600	433,824
Verizon Communications, Inc.	14,200	538,464
		3,140,350
Electric Utilities (6.0%)
Alliant Energy Corp.	8,700	389,934
DTE Energy Co.§	7,300	349,670
Edison International	9,200	451,996
Entergy Corp.	4,900	514,108
FirstEnergy Corp.	7,900	523,296
Mirant Corp.*	14,500	586,670
PG & E Corp.§	9,600	463,392
		3,279,066
Energy Equipment & Services (0.6%)
ENSCO International, Inc.	1,100	59,840
National-Oilwell Varco, Inc.*	1,600	124,464
SEACOR Holdings, Inc.*	700	68,880
Unit Corp.*	1,000	50,590
		303,774
Food & Drug Retailing (1.2%)
Kroger Co.	2,300	64,975
Rite Aid Corp.*§	23,600	136,172
Safeway, Inc.§	12,900	472,656
		673,803
Food Products (1.1%)
Corn Products International, Inc.	11,600	412,844
General Mills, Inc.	2,900	168,838
		581,682
Gas Utilities (0.7%)
Energen Corp.	7,700	391,853
Healthcare Equipment & Supplies (0.4%)
Baxter International, Inc.	2,300	121,141
Becton Dickinson & Co.	1,400	107,646
		228,787
Healthcare Providers & Services (3.0%)
Aetna, Inc.	8,800	385,352
Express Scripts, Inc.*	1,400	113,008
Humana, Inc.*	6,200	359,724
McKesson Corp.	3,800	222,452
Universal Health Services, Inc. Class B	1,800	103,068
WellPoint, Inc.*	5,600	454,160
		1,637,764
Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.	1,800	58,860

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
McDonald’s Corp.	1,200	$54,060
		112,920
Household Durables (1.2%)
American Greetings Corp. Class A§	12,500	290,125
Whirlpool Corp.§	4,600	390,586
		680,711
Household Products (2.0%)
Clorox Co.	900	57,321
Procter & Gamble Co.	16,200	1,023,192
		1,080,513
Industrial Conglomerates (2.3%)
General Electric Co.	30,900	1,092,624
Honeywell International, Inc.	4,000	184,240
		1,276,864
Insurance (8.7%)
Allstate Corp.	5,400	324,324
American Financial Group, Inc.	6,200	211,048
American International Group, Inc.	10,000	672,200
Arthur J. Gallagher & Co.§	8,500	240,805
Assurant, Inc.§	5,900	316,417
Axis Capital Holdings, Ltd.	11,000	372,460
Genworth Financial, Inc. Class A	3,000	104,820
Hartford Financial Services Group, Inc.	6,000	573,480
HCC Insurance Holdings, Inc.	11,900	366,520
PartnerRe, Ltd.	2,200	150,788
Prudential Financial, Inc.	6,900	622,794
Reinsurance Group of America, Inc.	5,800	334,776
Torchmark Corp.	1,300	85,267
W.R. Berkley Corp.	11,100	367,632
		4,743,331
IT Consulting & Services (1.1%)
Accenture, Ltd. Class A	8,400	323,736
Electronic Data Systems Corp.	10,100	279,568
		603,304
Leisure Equipment & Products (0.7%)
Eastman Kodak Co.§	2,300	51,888
Hasbro, Inc.§	6,300	180,306
Mattel, Inc.	6,200	170,934
		403,128
Machinery (2.3%)
Cummins, Inc.	2,500	361,800
Dover Corp.	4,800	234,288
Eaton Corp.	2,900	242,324
Parker Hannifin Corp.	4,600	397,026
		1,235,438
Media (2.1%)
CTC Media, Inc.*	4,300	110,424
DIRECTV Group, Inc.*	2,400	55,368
EchoStar Communications Corp. Class A*	7,800	338,754
Time Warner, Inc.	12,500	246,500
Walt Disney Co.	12,300	423,489
		1,174,535
Metals & Mining (1.2%)
Carpenter Technology Corp.§	500	60,380

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
Freeport-McMoRan Copper & Gold, Inc. Class B	7,476	$494,837
Nucor Corp.	1,700	110,721
		665,938
Multiline Retail (0.4%)
Federated Department Stores, Inc.	4,000	180,200
Kohl’s Corp.*	700	53,627
		233,827
Oil & Gas (13.3%)
Chevron Corp.	22,200	1,641,912
Cimarex Energy Co.	1,500	55,530
ConocoPhillips	15,204	1,039,193
Exxon Mobil Corp.	47,100	3,553,695
Marathon Oil Corp.	6,400	632,512
Newfield Exploration Co.*	4,600	191,866
Noble Energy, Inc.	1,000	59,650
Valero Energy Corp.	1,900	122,531
		7,296,889
Pharmaceuticals (5.7%)
Johnson & Johnson	5,100	307,326
Merck & Company, Inc.	10,900	481,453
Mylan Laboratories, Inc.§	6,200	131,068
Pfizer, Inc.	70,800	1,788,408
Watson Pharmaceuticals, Inc.*§	15,500	409,665
		3,117,920
Real Estate (0.8%)
Boston Properties, Inc.	900	105,660
Equity Residential	2,200	106,106
Istar Financial, Inc.	2,500	117,075
Kimco Realty Corp.	2,200	107,228
		436,069
Road & Rail (1.1%)
Union Pacific Corp.	4,700	477,285
YRC Worldwide, Inc.*§	3,100	124,682
		601,967
Semiconductor Equipment & Products (0.7%)
Micron Technology, Inc.*	32,800	396,224
Software (0.3%)
Synopsys, Inc.*	5,600	146,888
Specialty Retail (0.3%)
TJX Companies, Inc.	3,900	105,144
United Rentals, Inc.*	2,200	60,500
		165,644
Tobacco (2.3%)
Altria Group, Inc.	8,200	720,042
Loews Corp. - Carolina Group	6,600	499,026
UST, Inc.	900	52,182
		1,271,250
TOTAL COMMON STOCKS (Cost $48,295,613)		54,231,538

SHORT-TERM INVESTMENTS (9.1%)
State Street Navigator Prime Portfolio§§	4,324,758	4,324,758

	Par (000)
SHORT-TERM INVESTMENTS

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 4/02/07	$666	$666,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,990,758)		4,990,758

TOTAL INVESTMENTS AT VALUE (108.0%) (Cost $53,286,371)		59,222,296

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.0%)		(4,394,515)

NET ASSETS (100.0%)		$54,827,781

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $53,286,371, $6,420,561, $(484,636) and $5,935,925, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Small Cap Core I Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.7%)
Aerospace & Defense (1.4%)
Armor Holdings, Inc.*	55,500	$3,736,815
Cubic Corp.	18,100	383,901
Orbital Sciences Corp.*§	31,300	586,562
United Industrial Corp.	13,800	761,760
		5,469,038
Agriculture (0.7%)
Delta & Pine Land Co.	63,000	2,595,600
Airlines (1.0%)
ExpressJet Holdings, Inc.*§	94,000	548,960
SkyWest, Inc.§	126,400	3,391,312
		3,940,272
Auto Components (1.1%)
Accuride Corp.*	164,500	2,401,700
Keystone Automotive Industries, Inc.*§	12,000	404,400
Tenneco, Inc.*	31,700	807,082
Wabtec Corp.	11,300	389,737
		4,002,919
Banks (3.6%)
Boston Private Financial Holdings, Inc.§	14,000	390,880
Central Pacific Financial Corp.§	18,400	672,888
Chittenden Corp.§	27,800	839,282
Corus Bankshares, Inc.§	22,500	383,850
East West Bancorp, Inc.§	41,900	1,540,663
First Midwest Bancorp, Inc.§	9,900	363,825
FirstFed Financial Corp.*§	13,400	761,522
Glacier Bancorp, Inc.§	15,600	375,024
Nara Bancorp, Inc.§	20,500	358,955
Prosperity Bancshares, Inc.§	58,000	2,014,920
Sterling Bancshares, Inc.§	84,750	947,505
Sterling Financial Corp.§	35,100	1,094,769
Umpqua Holdings Corp.§	62,500	1,673,125
Whitney Holding Corp.	63,400	1,938,772
Wilshire Bancorp, Inc.§	22,200	364,080
		13,720,060
Beverages (0.3%)
Boston Beer Company, Inc. Class A*§	30,100	1,003,835
Coca-Cola Bottling Co. Consolidated	1,171	66,314
		1,070,149
Biotechnology (1.4%)
Digene Corp.*§	15,900	674,319
Kendle International, Inc.*§	55,900	1,985,568
United Therapeutics Corp.*	16,100	865,858
ViroPharma, Inc.*§	120,000	1,722,000
		5,247,745
Building Products (1.1%)
Lennox International, Inc.	76,600	2,734,620
NCI Building Systems, Inc.*§	25,600	1,222,144
		3,956,764
Chemicals (1.4%)
Arch Chemicals, Inc.	20,300	633,766
Georgia Gulf Corp.§	116,000	1,880,360
H.B. Fuller Co.	84,900	2,315,223

	Number of Shares	Value
COMMON STOCKS
Chemicals
PolyOne Corp.*§	84,000	$512,400
		5,341,749
Commercial Services & Supplies (5.0%)
ABM Industries, Inc.§	32,000	844,480
Administaff, Inc.	27,000	950,400
Coinstar, Inc.*	18,500	579,050
Consolidated Graphics, Inc.*§	15,500	1,147,775
CPI Corp.	8,500	446,335
CRA International, Inc.*	11,100	579,198
Deluxe Corp.§	25,200	844,956
eFunds Corp.*§	45,100	1,202,366
FactSet Research Systems, Inc.§	16,900	1,062,165
Gevity HR, Inc.§	28,300	558,642
Headwaters, Inc.*§	66,100	1,444,285
Heidrick & Struggles International, Inc.*	32,900	1,594,005
Labor Ready, Inc.*	79,800	1,515,402
PHH Corp.*	33,700	1,029,872
Vertrue, Inc.*§	11,200	538,832
Viad Corp.§	34,400	1,327,840
Watson Wyatt Worldwide, Inc. Class A§	65,600	3,191,440
		18,857,043
Communications Equipment (0.5%)
Comtech Telecommunications Corp.*§	37,500	1,452,375
Symmetricom, Inc.*§	50,000	415,000
		1,867,375
Computers & Peripherals (0.9%)
Hutchinson Technology, Inc.*§	45,100	1,053,085
Komag, Inc.*§	76,400	2,500,572
		3,553,657
Construction & Engineering (1.2%)
EMCOR Group, Inc.*§	41,400	2,441,772
Granite Construction, Inc.	14,400	795,744
URS Corp.*	30,600	1,303,254
		4,540,770
Construction Materials (0.3%)
Texas Industries, Inc.§	16,300	1,231,139

Containers & Packaging (0.2%)
Greif, Inc. Class A§	5,100	566,661

Distributors (0.1%)
Core-Mark Holding Company, Inc.*	14,800	528,064

Diversified Financials (1.4%)
Cash America International, Inc.	7,600	311,600
Investment Technology Group, Inc.*§	27,600	1,081,920
Piper Jaffray Companies, Inc.*	22,500	1,393,650
Portfolio Recovery Associates, Inc.*§	19,400	866,210
SWS Group, Inc.	55,199	1,369,487
World Acceptance Corp.*§	7,999	319,560
		5,342,427
Diversified Telecommunication Services (0.3%)
CT Communications, Inc.§	39,100	942,310

Electric Utilities (2.7%)
ALLETE, Inc.	20,400	951,048
CH Energy Group, Inc.§	8,400	408,996
Cleco Corp.§	83,200	2,149,056

	Number of Shares	Value
COMMON STOCKS
Electric Utilities
El Paso Electric Co.*	59,700	$1,573,095
PNM Resources, Inc.	25,000	807,500
Portland General Electric Co.	33,000	963,600
UIL Holdings Corp.	27,500	954,250
Unisource Energy Corp.	61,600	2,313,080
		10,120,625
Electrical Equipment (1.5%)
A.O. Smith Corp.	20,700	791,154
Acuity Brands, Inc.§	43,300	2,357,252
Franklin Electric Co., Inc.§	16,100	748,650
Regal-Beloit Corp.§	38,000	1,762,440
		5,659,496
Electronic Equipment & Instruments (4.1%)
Anixter International, Inc.*§	14,600	962,724
Benchmark Electronics, Inc.*§	147,600	3,049,416
Coherent, Inc.*§	30,900	980,766
FLIR Systems, Inc.*§	42,100	1,501,707
Itron, Inc.*§	8,200	533,328
Littelfuse, Inc.*§	46,100	1,871,660
Methode Electronics, Inc.§	38,400	567,168
Park Electrochemical Corp.§	19,100	517,992
Plexus Corp.*§	46,000	788,900
Rofin-Sinar Technologies, Inc.*	6,600	390,588
Technitrol, Inc.§	25,400	665,226
Trimble Navigation, Ltd.*	38,000	1,019,920
TTM Technologies, Inc.*§	48,200	459,828
Varian, Inc.*§	39,500	2,301,270
		15,610,493
Energy Equipment & Services (4.4%)
Atwood Oceanics, Inc.*§	36,200	2,124,578
Basic Energy Services, Inc.*§	16,700	389,110
Complete Production Services, Inc.*	29,300	583,363
Grey Wolf, Inc.*	86,100	576,870
Hercules Offshore, Inc.*§	24,100	632,866
Lone Star Technologies, Inc.*	15,400	1,016,862
Lufkin Industries, Inc.§	36,500	2,050,570
SEACOR Holdings, Inc.*§	37,200	3,660,480
TETRA Technologies, Inc.*§	15,200	375,592
Unit Corp.*§	73,400	3,713,306
W-H Energy Services, Inc.*	33,700	1,575,138
		16,698,735
Food & Drug Retailing (2.4%)
Casey’s General Stores, Inc.	31,200	780,312
Central European Distribution Corp.*§	27,500	800,525
Flowers Foods, Inc.§	34,000	1,025,780
Longs Drug Stores Corp.§	50,400	2,602,656
Nash Finch Co.§	42,300	1,457,658
Performance Food Group Co.*§	52,800	1,629,936
Village Super Market, Inc. Class A§	1,490	142,280
Weis Markets, Inc.	17,600	786,720
		9,225,867
Food Products (1.7%)
Corn Products International, Inc.§	100,600	3,580,354
Hain Celestial Group, Inc.*§	26,900	808,883
J & J Snack Foods Corp.	14,500	572,605
Ralcorp Holdings, Inc.*	19,800	1,273,140
USANA Health Sciences, Inc.*§	6,500	304,655
		6,539,637

	Number of Shares	Value
COMMON STOCKS
Gas Utilities (2.4%)
Atmos Energy Corp.	97,600	$3,052,928
Energen Corp.§	59,300	3,017,777
Southwest Gas Corp.§	44,100	1,714,167
UGI Corp.	54,100	1,445,011
		9,229,883
Healthcare Equipment & Supplies (6.0%)
ArthroCare Corp.*§	73,300	2,641,732
Biosite, Inc.*§	14,400	1,209,168
Haemonetics Corp.*§	26,900	1,257,575
Hologic, Inc.*§	28,400	1,636,976
ICU Medical, Inc.*§	19,500	764,400
Immucor, Inc.*§	29,300	862,299
LCA-Vision, Inc.§	10,500	432,495
Mentor Corp.§	73,500	3,381,000
Meridian Bioscience, Inc.§	92,500	2,567,800
Noven Pharmaceuticals, Inc.*§	48,400	1,122,880
Palomar Medical Technologies, Inc.*§	25,200	1,006,740
Respironics, Inc.*§	10,300	432,497
SurModics, Inc.*§	60,800	2,188,800
Ventana Medical Systems, Inc.*	14,100	590,790
Viasys Healthcare, Inc.*§	37,400	1,271,226
Vital Signs, Inc.	14,400	748,512
West Pharmaceutical Services, Inc.	13,100	608,233
		22,723,123
Healthcare Providers & Services (5.2%)
Amedisys, Inc.*§	29,833	967,484
Amerigroup Corp.*	100,700	3,061,280
AMN Healthcare Services, Inc.*§	33,700	762,294
AmSurg Corp.*§	42,100	1,031,029
Centene Corp.*§	58,200	1,221,618
Gentiva Health Services, Inc.*§	64,776	1,306,532
Healthspring, Inc.*	36,900	868,995
Healthways, Inc.*§	44,100	2,061,675
MedCath Corp.*	27,800	758,940
National Healthcare Corp.	14,300	729,014
Paraxel international Corp.*	43,200	1,553,904
Pediatrix Medical Group, Inc.*	17,800	1,015,668
Sierra Health Services, Inc.*	72,400	2,980,708
Sunrise Senior Living, Inc.*§	21,800	861,536
Vital Images, Inc.*	11,400	379,164
		19,559,841
Hotels, Restaurants & Leisure (3.4%)
CEC Entertainment, Inc.*	22,200	922,188
CKE Restaurants, Inc.§	168,700	3,181,682
Jack In the Box, Inc.*§	35,900	2,481,767
Live Nation, Inc.*	50,845	1,121,641
P.F. Chang’s China Bistro, Inc.*§	56,400	2,362,032
RARE Hospitality International, Inc.*§	76,300	2,295,867
WMS Industries, Inc.*§	14,600	572,904
		12,938,081
Household Durables (1.1%)
Ethan Allen Interiors, Inc.§	10,300	364,002
Kimball International, Inc. Class B	24,700	475,536
National Presto Industries, Inc.*§	9,500	585,580
NVR, Inc.*§	1,600	1,064,000
Toro Co.	35,400	1,813,896
		4,303,014

	Number of Shares	Value
COMMON STOCKS
Household Products (0.1%)
WD-40 Co.§	16,000	$507,360

Insurance (4.8%)
Argonaut Group, Inc.*§	64,700	2,093,692
Delphi Financial Group, Inc. Class A§	53,800	2,164,374
HealthExtras, Inc.*§	28,100	808,718
Hilb Rogal and Hobbs Co.§	41,800	2,050,290
Philadelphia Consolidated Holding Corp.*§	80,000	3,519,200
ProAssurance Corp.*	37,900	1,938,585
RLI Corp.§	7,000	384,510
Safety Insurance Group, Inc.§	31,900	1,279,828
Selective Insurance Group, Inc.§	41,600	1,059,136
Tower Group, Inc.§	56,700	1,826,874
Triad Guaranty, Inc.*§	13,100	542,471
Universal American Financial Corp.*	22,900	439,263
		18,106,941
Internet & Catalog Retail (0.3%)
Insight Enterprises, Inc.*	68,900	1,238,822

Internet Software & Services (2.2%)
Allscripts Heathcare Solutions, Inc.*§	67,356	1,805,815
Digital River, Inc.*	13,800	758,768
InfoSpace, Inc.*§	50,000	1,283,500
j2 Global Communications, Inc.*§	40,800	1,130,976
United Online, Inc.§	159,600	2,239,188
Websense, Inc.*§	52,900	1,216,171
		8,434,418
IT Consulting & Services (0.5%)
CACI International, Inc. Class A*§	6,900	323,334
ManTech International Corp. Class A*	22,100	738,361
Sykes Enterprises, Inc.*	50,600	922,944
		1,984,639
Leisure Equipment & Products (0.9%)
Build-A-Bear Workshop, Inc.*§	35,400	972,438
JAKKS Pacific, Inc.*§	43,200	1,032,480
RC2 Corp.*	30,700	1,239,973
		3,244,891
Machinery (4.5%)
Applied Industrial Technologies, Inc.§	42,900	1,052,766
Astec Industries, Inc.*	11,100	446,775
Ceradyne, Inc.*§	56,400	3,087,336
Dionex Corp.*	9,600	653,856
EnPro Industries, Inc.*§	43,200	1,557,360
Gardner Denver, Inc.*§	96,000	3,345,600
IDEX Corp.§	24,900	1,266,912
Manitowoc Company, Inc.	64,900	4,123,097
Mueller Industries, Inc.§	56,100	1,688,610
		17,222,312
Marine (0.2%)
American Commercial Lines, Inc.*	21,400	673,030

Media (0.6%)
InVentiv Health, Inc.*§	21,700	830,893
Sonic Solutions*§	70,300	991,230
World Wrestling Entertainment, Inc. Class A	28,700	466,995
		2,289,118
Metals & Mining (4.0%)
Alpha Natural Resources, Inc.*§	56,900	889,347

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
Carpenter Technology Corp.§	32,100	$3,876,396
Century Aluminum Co.*§	12,700	595,376
Chaparral Steel Co.	27,300	1,588,041
Cleveland-Cliffs, Inc.§	59,000	3,776,590
Coeur d’Alene Mines Corp.*	137,000	570,893
Metal Management, Inc.	19,100	882,420
Quanex Corp.§	71,700	3,036,495
		15,215,558
Oil & Gas (2.6%)
Cabot Oil & Gas Corp.	16,100	1,083,852
Delek US Holdings, Inc.	25,700	488,810
Frontier Oil Corp.	29,900	975,936
Giant Industries, Inc.*	8,400	633,790
Helix Energy Solutions Group, Inc.*§	72,200	2,692,338
OMI Corp.	28,700	771,657
St. Mary Land & Exploration Co.§	30,300	1,111,404
Swift Energy Co.*§	45,700	1,908,889
		9,666,676
Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*	31,800	412,764

Personal Products (1.2%)
Inter Parfums, Inc.§	19,800	415,800
NBTY, Inc.*	57,200	3,033,888
Nu Skin Enterprises, Inc. Class A	46,200	765,700
Playtex Products, Inc.*§	28,100	381,317
		4,596,705
Pharmaceuticals (1.7%)
Alpharma, Inc. Class A§	85,100	2,049,208
Bradley Pharmaceuticals, Inc.*§	10,300	197,657
K-V Pharmaceutical Co. Class A*	16,100	398,153
MGI Pharma, Inc.*	36,900	829,143
Sciele Pharma, Inc.*§	121,200	2,870,016
		6,344,177
Real Estate (1.8%)
Avatar Holdings, Inc.*	8,200	581,886
Colonial Properties Trust	13,400	611,978
Cousins Properties, Inc.§	35,000	1,150,100
Entertainment Properties Trust§	30,700	1,849,675
Lexington Realty Trust§	29,900	631,787
Mid-America Apartment Communities, Inc.	13,400	753,884
National Retail Properties, Inc.	31,700	766,823
Williams Scotsman International, Inc.*§	13,300	261,478
		6,607,611
Road & Rail (1.3%)
Arkansas Best Corp.§	77,900	2,769,345
Heartland Express, Inc.§	25,800	409,704
Knight Transportation, Inc.§	76,700	1,366,794
Old Dominion Freight Line, Inc.*§	18,700	538,747
		5,084,590
Semiconductor Equipment & Products (5.3%)
Advanced Energy Industries, Inc.*	98,700	2,076,648
ATMI, Inc.*	23,100	711,658
Brooks Automation, Inc.*§	31,600	541,940
Cabot Microelectronics Corp.*§	33,100	1,109,181
Cymer, Inc.*§	48,100	1,998,555
Diodes, Inc.*§	65,700	2,289,645
Kulicke & Soffa Industries, Inc.*§	46,200	427,350

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products
MKS Instruments, Inc.*§	72,100	$1,839,992
Photronics, Inc.*§	168,900	2,626,395
Silicon Image, Inc.*	43,500	354,960
Standard Microsystems Corp.*	18,600	568,044
Supertex, Inc.*§	27,900	926,559
Varian Semiconductor Equipment Associates, Inc.*§	84,600	4,515,948
		19,986,875
Software (2.9%)
Cerner Corp.*§	27,300	1,486,485
Dendrite International, Inc.*	53,800	842,508
Eclipsys Corp.*	30,300	583,881
Hyperion Solutions Corp.*	10,800	559,764
Inter-Tel, Inc.	44,700	1,056,708
Manhattan Associates, Inc.*§	18,200	499,226
Progress Software Corp.*§	62,600	1,953,120
Quality Systems, Inc.§	15,300	612,000
SPSS, Inc.*	26,300	949,430
TIBCO Software, Inc.*	41,700	355,284
TradeStation Group, Inc.*§	176,200	2,218,358
		11,116,764
Specialty Retail (4.9%)
Aaron Rents, Inc.	52,900	1,398,676
Building Materials Holding Corp.§	63,600	1,151,796
Children’s Place Retail Stores, Inc.*§	44,300	2,470,168
Christopher & Banks Corp.§	65,700	1,279,179
Dress Barn, Inc.*§	73,400	1,527,454
Finish Line, Inc.§	30,800	388,080
Genesco, Inc.*§	24,200	1,005,026
Group 1 Automotive, Inc.§	16,100	640,297
Gymboree Corp.*	46,800	1,875,276
Men’s Wearhouse, Inc.	33,400	1,571,470
Rent-A-Center, Inc.*	13,200	369,336
Select Comfort Corp.*§	109,600	1,950,880
Sonic Automotive, Inc. Class A§	18,900	538,650
Stage Stores, Inc.§	46,650	1,087,411
Tween Brands, Inc.*§	36,100	1,289,492
		18,543,191
Textiles & Apparel (2.3%)
Deckers Outdoor Corp.*§	7,400	525,548
K-Swiss, Inc. Class A§	61,700	1,667,134
Kellwood Co.§	50,700	1,487,031
Oxford Industries, Inc.§	9,900	489,456
Phillips-Van Heusen Corp.§	58,400	3,433,920
Warnaco Group, Inc.*	29,500	837,800
Wolverine World Wide, Inc.	12,600	359,982
		8,800,871
Tobacco (0.4%)
Alliance One International, Inc.*§	54,300	501,189
Schweitzer-Mauduit International, Inc.§	17,800	442,330
Universal Corp.§	3,700	226,995
Vector Group, Ltd.§	10,500	196,455
		1,366,969
Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	35,600	375,224
USA Mobility, Inc.§	40,100	799,193
		1,174,417
TOTAL COMMON STOCKS (Cost $368,189,075)		378,001,236

	Number of Shares	Value
SHORT-TERM INVESTMENTS (23.6%)
State Street Navigator Prime Portfolio§§	87,647,110	$87,647,110

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 4/02/07	$1,844	1,844,000
TOTAL SHORT-TERM INVESTMENTS (Cost $89,491,110)		89,491,110

TOTAL INVESTMENTS AT VALUE (123.3%) (Cost $457,680,185)		467,492,346

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.3%)		(88,350,538)

NET ASSETS (100.0%)		$379,141,808

*	Non-income producing security.
§	Security, or a portion thereof, is on loan.
§§	Represents secuirty purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $457,680,185, $23,293,348, $(13,481,187) and $9,812,161, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (45.2%)
ASSET BACKED (45.2%)
$3,300	Beethoven Funding Corp.	(A-1, P-1)	06/15/07	5.323	$3,263,839
6,400	Britannia Building Society	(A-1, P-1)	04/20/07	5.318	6,382,267
8,000	Buckingham CDO III LCC	(A-1+, P-1)	04/05/07	5.323	7,995,302
5,400	Citius II Funding LLC	(A-1+, P-1)	04/03/07	5.317	5,398,413
3,453	CPI Funding Corp.	(A-1+, P-1)	04/17/07	5.350	3,444,851
3,800	Davis Square Funding VI Corp.	(A-1+, P-1)	04/02/07	5.306	3,799,442
5,000	Davis Square Funding VI Corp.	(A-1+, P-1)	04/16/07	5.340	4,989,021
7,700	Georgetown Funding Co.	(A-1+, P-1)	04/18/07	5.323	7,680,729
1,300	Giro Balanced Funding Corp.	(A-1, P-1)	04/16/07	5.315	1,297,134
5,600	Harwood Street Funding I LLC	(A-1+, P-1)	05/04/07	5.343	5,572,742
3,400	Kent Funding Corp.	(A-1+, P-1)	05/01/07	5.326	3,384,983
1,200	KKR Pacific Funding Trust	(A-1+, P-1)	04/09/07	5.317	1,198,589
5,000	Liberty Harbour CDO Inc.	(A-1+, P-1)	04/27/07	5.341	4,980,933
600	Mica Funding LLC	(A-1, P-1)	04/12/07	5.293	599,034
3,850	Nelnet Student Asset Funding LLC	(A-1+, P-1)	07/09/07	5.294	3,794,945
1,700	Park Sienna LLC	(A-1+, P-1)	06/14/07	5.331	1,681,654
4,300	Rathgar Capital US Corp.	(A-1+, P-1)	07/20/07	5.337	4,231,548
5,249	Rhineland Funding Capital Corp.	(A-1+, P-1)	04/30/07	5.351	5,226,674
1,100	Rhineland Funding Capital Corp.	(A-1+, P-1)	05/14/07	5.340	1,093,076
500	Rhineland Funding Capital Corp.	(A-1+, P-1)	06/08/07	5.331	495,032
1,500	Romulus Funding Corp.	(A-1, P-1)	04/17/07	5.305	1,496,480
4,600	Stanfield Victoria Funding LLC	(A-1+, P-1)	06/26/07	5.315	4,542,748
2,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	04/09/07	5.307	1,997,653
5,000	Witherspoon CDO Funding Corp.#	(A-1+, P-1)	04/16/07	5.330	4,988,948
700	Zane Funding LLC	(A-1+, P-1)	04/24/07	5.362	697,612
TOTAL COMMERCIAL PAPER (Cost $90,233,649)					90,233,649

CERTIFICATES OF DEPOSIT (1.5%)
BANKING (1.5%)
3,000	Societe Generale NY (Cost $3,000,000)	(A-1+, P-1)	01/09/08	5.400	3,000,000

MORTGAGE BACKED SECURITIES (5.0%)
5,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3#	(AAA, Aaa)	05/14/07	5.310	5,000,000
5,000	Paragon Mortgages PLC, Series 14A, Class A1#	(AAA, Aaa)	05/15/07	5.320	5,000,000
TOTAL MORTGAGE BACKED SECURITIES (Cost $10,000,000)					10,000,000

STRUCTURED NOTES (35.9%)
4,300	ABN AMRO BANK NV: Commodity Index Linked Notes#	(AA, Aa3)	10/22/07	5.150	5,503,398
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.299	654,595
1,800	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	1,924,058
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.286	758,422
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.500	1,019,610
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.295	612,850
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	1,073,390
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.190	520,125
300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.295	349,620
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.292	838,460
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.289	535,850
2,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.284	2,767,470
600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.280	625,104
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.278	545,670
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	1,639,615
400	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.227	496,544
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.226	633,705
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	487,240
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.198	1,016,080
3,700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.301	4,540,011
8,500	Bank of America NA: Commodity Index Linked Notes#	(A-1+, P-1)	03/28/08	5.343	8,813,650
4,400	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	10/28/07	5.250	5,617,885
4,500	Bear Stearns Company, Inc.: Commodity Index Linked Notes#	(A, P-1)	11/06/07	5.140	5,521,635
7,000	Commonwealth Bank of Australia: Commodity Index Linked Notes#	(AAA, Aaa)	02/07/08	4.970	7,676,270

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

STRUCTURED NOTES
$4,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.110	$5,716,845
3,900	Morgan Stanley: Commodity Index Linked Notes#	(A-1+, P-1)	10/15/07	5.290	4,102,059
6,250	Svensk Exportkredit AB: Commodity Index Linked Notes#	(A-1+, P-1)	11/09/07	5.580	7,668,937
TOTAL STRUCTURED NOTES (Cost $62,050,000)					71,659,098

UNITED STATES GOVERNMENT AGENCY SECURITIES (0.1%)
50	Fannie Mae Discount Notes	(AAA, Aaa)	05/11/07	5.158	49,715
35	Fannie Mae Discount Notes	(AAA, Aaa)	06/06/07	5.146	34,670
TOTAL UNITED STATES GOVERNMENT AGENCY SECURITIES (Cost $84,385)					84,385

VARIABLE RATE CORPORATE OBLIGATIONS (11.8%)
Diversified Financials (11.8%)
5,000	Atlas Capital Funding Corp., Series MTN, Notes‡‡#	(AAA, Aaa)	12/07/08	5.360	5,002,645
6,000	Cullinan Finance Corp., Series MTN, Notes‡‡#	(AAA, Aaa)	12/07/07	5.290	5,999,988
2,000	Five Finance, Inc. Series MTN, Notes‡‡#	(AAA, Aaa)	09/13/07	5.310	2,000,802
5,000	Sedna Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	11/28/07	5.330	5,001,155
2,500	White Pine Finance LLC, Series MTN, Notes#	(AAA, Aaa)	04/20/07	5.350	2,500,028
3,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#	(AA, Aa2)	12/15/08	5.405	3,000,000
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $23,498,982)					23,504,618

SHORT-TERM INVESTMENT (0.6%)
1,241	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,241,000)		04/02/07	4.100	1,241,000

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $190,108,016)					199,722,750

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)					(231,687)

NET ASSETS (100.0%)					$199,491,063

Open Futures Contract

	Number of	Expiration	Contract	Contract	Unrealized
Futures Contract	Contracts	Date	Amount	Value	Appreciation
US Treasury 10 Year Notes Futures	(106)	06/20/07	$(11,506,432)	$(11,461,250)	$45,182

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of March 31, 2007.
‡‡	Collateral segregated for futures contracts.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument to terminate the contract. Securities, options, futures contracts and other assets (including swap and structured agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $190,108,016, $9,627,494, $(12,760) and $9,614,734, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Small Cap Core II Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.8%)
Aerospace & Defense (1.5%)
Armor Holdings, Inc.*	3,400	$228,922
Cubic Corp.	1,200	25,968
Curtiss-Wright Corp.	900	34,686
World Fuel Services Corp.	2,300	106,398
		395,974
Airlines (1.2%)
Alaska Air Group, Inc.*§	1,100	41,910
ExpressJet Holdings, Inc.*§	7,800	45,552
SkyWest, Inc.	8,100	217,323
		304,785
Auto Components (0.4%)
Accuride Corp.*	5,300	77,380
Keystone Automotive Industries, Inc.*	800	26,960
		104,340
Banks (3.7%)
Central Pacific Financial Corp.§	1,100	40,227
Chittenden Corp.§	1,700	51,323
Corus Bankshares, Inc.§	1,300	22,178
East West Bancorp, Inc.§	2,400	88,248
Glacier Bancorp, Inc.§	900	21,636
Hanmi Financial Corp.§	1,100	20,966
Nara Bancorp, Inc.	1,200	21,012
Prosperity Bancshares, Inc.§	5,700	198,018
Sterling Bancshares, Inc.§	5,100	57,018
Sterling Financial Corp.	1,600	49,904
TrustCo Bank Corp. NY§	6,800	65,144
Umpqua Holdings Corp.§	5,400	144,558
Whitney Holding Corp.	3,100	94,798
Wilshire Bancorp, Inc.§	5,900	96,760
		971,790
Beverages (0.2%)
Boston Beer Company, Inc. Class A*	1,100	36,685
Coca-Cola Bottling Co. Consolidated	100	5,663
		42,348
Biotechnology (1.1%)
Digene Corp.*§	500	21,205
Kendle International, Inc.*	2,600	92,352
United Therapeutics Corp.*	1,100	59,158
ViroPharma, Inc.*	7,300	104,755
		277,470
Building Products (1.7%)
Lamson & Sessions Co.*	1,000	27,790
Lennox International, Inc.	4,700	167,790
NCI Building Systems, Inc.*§	2,300	109,802
PW Eagle, Inc.§	1,400	46,256
Universal Forest Products, Inc.	2,100	104,055
		455,693
Chemicals (1.6%)
Arch Chemicals, Inc.	2,500	78,050
Georgia Gulf Corp.§	7,100	115,091
H.B. Fuller Co.	7,500	204,525
PolyOne Corp.*	5,100	31,110
		428,776

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies (4.0%)
ABM Industries, Inc.	1,000	$26,390
Administaff, Inc.§	3,000	105,600
Consolidated Graphics, Inc.*	1,500	111,075
CPI Corp.	2,300	120,773
FactSet Research Systems, Inc.	900	56,565
Gevity HR, Inc.§	1,900	37,506
Headwaters, Inc.*	4,000	87,400
Heidrick & Struggles International, Inc.*	2,600	125,970
Labor Ready, Inc.*	6,600	125,334
Spherion Corp.*§	3,300	29,106
Viad Corp.	900	34,740
Watson Wyatt Worldwide, Inc. Class A	3,930	191,194
		1,051,653
Commingled Fund (2.3%)
iShares S&P SmallCap 600 Index Fund§	9,000	610,830
Communications Equipment (0.7%)
C-Cor, Inc.*	2,100	29,106
Comtech Telecommunications Corp.*	2,300	89,079
Digi International, Inc.*	2,700	34,290
Symmetricom, Inc.*§	3,100	25,730
		178,205
Computers & Peripherals (0.7%)
Hutchinson Technology, Inc.*§	3,000	70,050
Komag, Inc.*§	3,600	117,828
		187,878
Construction & Engineering (0.9%)
EMCOR Group, Inc.*	2,500	147,450
URS Corp.*	1,900	80,921
		228,371
Construction Materials (0.3%)
Texas Industries, Inc.§	900	67,977
Distributor (0.1%)
Core-Mark Holding Company, Inc.*	900	32,112
Diversified Financials (1.6%)
Cash America International, Inc.	1,200	49,200
Investment Technology Group, Inc.*	1,600	62,720
Piper Jaffray Companies, Inc.*	1,000	61,940
Portfolio Recovery Associates, Inc.*§	1,800	80,370
SWS Group, Inc.§	4,950	122,810
World Acceptance Corp.*§	900	35,955
		412,995
Diversified Telecommunication Services (0.5%)
CT Communications, Inc.§	5,600	134,960
Electric Utilities (2.3%)
CH Energy Group, Inc.	500	24,345
Cleco Corp.	5,600	144,648
El Paso Electric Co.*	3,700	97,495
PNM Resources, Inc.	2,100	67,830
Portland General Electric Co.	2,300	67,160
UIL Holdings Corp.	1,800	62,460
Unisource Energy Corp.	3,800	142,690
		606,628
Electrical Equipment (1.1%)
Acuity Brands, Inc.	2,000	108,880

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment
Genlyte Group, Inc.*§	500	$35,275
Regal-Beloit Corp.	1,100	51,018
Woodward Governor Co.	2,000	82,340
		277,513
Electronic Equipment & Instruments (4.1%)
Benchmark Electronics, Inc.*	9,000	185,940
Coherent, Inc.*	4,000	126,960
CTS Corp.	3,700	51,134
FLIR Systems, Inc.*	1,400	49,938
Global Imaging Systems, Inc.*§	3,300	64,350
Intevac, Inc.*	1,000	26,370
Littelfuse, Inc.*	2,800	113,680
Methode Electronics, Inc.§	8,900	131,453
Park Electrochemical Corp.§	1,000	27,120
Plexus Corp.*§	3,000	51,450
Rogers Corp.*§	2,700	119,745
Trimble Navigation, Ltd.*	2,400	64,416
TTM Technologies, Inc.*§	6,100	58,194
		1,070,750
Energy Equipment & Services (3.9%)
Atwood Oceanics, Inc.*§	2,800	164,332
Grey Wolf, Inc.*	14,600	97,820
Hercules Offshore, Inc.*	4,700	123,422
Lone Star Technologies, Inc.*	1,400	92,442
Lufkin Industries, Inc.	2,200	123,596
SEACOR Holdings, Inc.*	2,100	206,640
Unit Corp.*§	4,200	212,478
		1,020,730
Food & Drug Retailing (2.7%)
Arden Group, Inc. Class A	100	13,350
Casey’s General Stores, Inc.	2,100	52,521
Central European Distribution Corp.*§	2,000	58,220
Flowers Foods, Inc.§	6,400	193,088
Longs Drug Stores Corp.§	4,000	206,560
Nash Finch Co.§	2,600	89,596
Performance Food Group Co.*§	3,200	98,784
Village Super Market, Inc. Class A	108	10,313
		722,432
Food Products (2.7%)
Chiquita Brands International, Inc.	3,800	53,276
Corn Products International, Inc.§	6,100	217,099
Delta & Pine Land Co.§	2,900	119,480
Farmer Brothers Co.§	1,800	40,860
Hain Celestial Group, Inc.*	1,800	54,126
J & J Snack Foods Corp.	2,800	110,572
USANA Health Sciences, Inc.*§	2,500	117,175
		712,588
Gas Utilities (2.6%)
Atmos Energy Corp.	5,000	156,400
Energen Corp.	4,900	249,361
Southern Union Co.	800	24,312
Southwest Gas Corp.	2,700	104,949
UGI Corp.	5,600	149,576
		684,598
Healthcare Equipment & Supplies (5.7%)
ArthroCare Corp.*§	5,500	198,220
Haemonetics Corp.*	2,800	130,900
Hologic, Inc.*	900	51,876

	Number of Shares	Value
COMMON STOCKS
Healthcare Equipment & Supplies
ICU Medical, Inc.*	1,900	$74,480
Immucor, Inc.*	3,000	88,290
LCA-Vision, Inc.§	600	24,714
Mentor Corp.§	4,100	188,600
Meridian Bioscience, Inc.§	5,600	155,456
Noven Pharmaceuticals, Inc.*§	2,500	58,000
Palomar Medical Technologies, Inc.*§	1,700	67,915
Respironics, Inc.*	600	25,194
SurModics, Inc.*§	4,500	162,000
Ventana Medical Systems, Inc.*§	1,000	41,900
Viasys Healthcare, Inc.*	3,700	125,763
Vital Signs, Inc.	1,200	62,376
West Pharmaceutical Services, Inc.	900	41,787
		1,497,471
Healthcare Providers & Services (4.1%)
Alliance Imaging, Inc.*§	5,300	46,269
Amedisys, Inc.*§	1,499	48,613
Amerigroup Corp.*	3,500	106,400
AMN Healthcare Services, Inc.*§	2,700	61,074
AmSurg Corp.*§	4,800	117,552
Centene Corp.*	3,900	81,861
Gentiva Health Services, Inc.*§	5,900	119,003
Healthspring, Inc.*	2,100	49,455
MedCath Corp.*	1,400	38,220
Molina Healthcare, Inc.*§	2,300	70,357
National Healthcare Corp.	700	35,686
PAREXEL international Corp.*§	2,600	93,522
Sierra Health Services, Inc.*	3,700	152,329
Sunrise Senior Living, Inc.*§	900	35,568
Vital Images, Inc.*	800	26,608
		1,082,517
Hotels, Restaurants & Leisure (3.5%)
CEC Entertainment, Inc.*	800	33,232
CKE Restaurants, Inc.§	11,300	213,118
Jack In the Box, Inc.*	2,300	158,999
Live Nation, Inc.*	1,200	26,472
O’Charley’s, Inc.*	4,900	94,521
P.F. Chang’s China Bistro, Inc.*§	3,000	125,640
Papa John’s International, Inc.*§	700	20,580
RARE Hospitality International, Inc.*§	6,700	201,603
WMS Industries, Inc.*§	900	35,316
		909,481
Household Durables (1.2%)
Ethan Allen Interiors, Inc.§	700	24,738
National Presto Industries, Inc.*§	400	24,656
NVR, Inc.*§	200	133,000
Toro Co.§	2,600	133,224
		315,618
Household Products (0.1%)
WD-40 Co.§	1,000	31,710
Industrial Conglomerates (0.3%)
Chemed Corp.	800	39,168
Pioneer Companies, Inc.*	1,700	46,988
		86,156
Insurance (4.7%)
Argonaut Group, Inc.*	3,500	113,260
Delphi Financial Group, Inc. Class A	5,800	233,334
Hilb Rogal and Hobbs Co.	2,000	98,100

	Number of Shares	Value
COMMON STOCKS
Insurance
Max Re Capital, Ltd.	900	$22,932
Philadelphia Consolidated Holding Corp.*§	5,300	233,147
Phoenix Companies, Inc.§	3,600	49,968
Presidential Life Corp.	1,200	23,664
ProAssurance Corp.*§	3,300	168,795
Safety Insurance Group, Inc.	4,000	160,480
Selective Insurance Group, Inc.§	2,600	66,196
Triad Guaranty, Inc.*§	1,700	70,397
		1,240,273
Internet & Catalog Retail (0.2%)
Insight Enterprises, Inc.*§	3,200	57,536
Internet Software & Services (1.7%)
Allscripts Heathcare Solutions, Inc.*§	5,600	150,136
InfoSpace, Inc.*	3,100	79,577
United Online, Inc.	11,000	154,330
Websense, Inc.*§	3,300	75,867
		459,910
IT Consulting & Services (0.7%)
ManTech International Corp. Class A*	3,600	120,276
Sykes Enterprises, Inc.*	3,800	69,312
		189,588
Leisure Equipment & Products (0.9%)
Build-A-Bear Workshop, Inc.*	1,400	38,458
JAKKS Pacific, Inc.*§	3,800	90,820
Polaris Industries, Inc.	500	23,990
RC2 Corp.*	1,900	76,741
		230,009
Machinery (5.2%)
Applied Industrial Technologies, Inc.§	5,000	122,700
Astec Industries, Inc.*	700	28,175
Ceradyne, Inc.*§	3,600	197,064
EnPro Industries, Inc.*	5,300	191,065
Freightcar America, Inc.	1,000	48,170
Gardner Denver, Inc.*	5,900	205,615
IDEX Corp.	2,800	142,464
Kaydon Corp.	1,700	72,352
Manitowoc Company, Inc.	3,500	222,355
Mueller Industries, Inc.	3,400	102,340
Nordson Corp.	1,000	46,460
		1,378,760
Marine (0.2%)
American Commercial Lines, Inc.*	1,800	56,610
Media (0.3%)
InVentiv Health, Inc.*§	700	26,803
Sonic Solutions*§	4,200	59,220
		86,023
Metals & Mining (3.9%)
Alpha Natural Resources, Inc.*	3,800	59,394
Carpenter Technology Corp.	2,000	241,520
Century Aluminum Co.*	900	42,192
Chaparral Steel Co.	3,600	209,412
Cleveland-Cliffs, Inc.§	4,000	256,040
Quanex Corp.§	5,400	228,690
		1,037,248

	Number of Shares	Value
COMMON STOCKS
Oil & Gas (2.5%)
Cabot Oil & Gas Corp.	900	$60,588
Delek US Holdings, Inc.§	3,200	61,216
Helix Energy Solutions Group, Inc.*§	2,900	108,141
Petroleum Development Corp.*	600	32,142
St. Mary Land & Exploration Co.	5,600	205,408
Swift Energy Co.*	4,500	187,965
		655,460
Personal Products (0.9%)
Mannatech, Inc.§	1,800	28,908
NBTY, Inc.*	3,600	190,944
Playtex Products, Inc.*§	1,800	24,426
		244,278
Pharmaceuticals (1.6%)
Adams Respiratory Therapeutics, Inc.*	900	30,267
Alpharma, Inc. Class A§	5,200	125,216
K-V Pharmaceutical Co. Class A*	1,100	27,203
MGI Pharma, Inc.*	2,500	56,175
Sciele Pharma, Inc.*§	8,200	194,176
		433,037
Real Estate (1.3%)
Cousins Properties, Inc.§	3,700	121,582
East Group Properties, Inc.	900	45,927
Entertainment Properties Trust	1,300	78,325
Mid-America Apartment Communities, Inc.	900	50,634
National Retail Properties, Inc.	2,100	50,799
		347,267
Road & Rail (1.4%)
Arkansas Best Corp.§	4,600	163,530
Heartland Express, Inc.§	5,400	85,752
Knight Transportation, Inc.§	5,500	98,010
Old Dominion Freight Line, Inc.*	1,100	31,691
		378,983
Semiconductor Equipment & Products (4.8%)
Advanced Energy Industries, Inc.*	5,900	124,136
Brooks Automation, Inc.*§	1,900	32,585
Cabot Microelectronics Corp.*§	1,700	56,967
Cymer, Inc.*	5,100	211,905
Diodes, Inc.*§	3,200	111,520
MKS Instruments, Inc.*	7,600	193,952
ON Semiconductor Corp.*§	9,200	82,064
Photronics, Inc.*§	10,400	161,720
Supertex, Inc.*§	600	19,926
Varian Semiconductor Equipment Associates, Inc.*§	4,900	261,562
		1,256,337
Software (2.7%)
Dendrite International, Inc.*	3,300	51,678
Eclipsys Corp.*	2,100	40,467
EPIQ Systems, Inc.*§	2,700	55,026
Hyperion Solutions Corp.*	500	25,915
Inter-Tel, Inc.	2,700	63,828
Manhattan Associates, Inc.*§	1,200	32,916
Progress Software Corp.*	6,000	187,200
SPSS, Inc.*	2,900	104,690
TIBCO Software, Inc.*	2,800	23,856
TradeStation Group, Inc.*	11,000	138,490
		724,066

	Number of Shares	Value
COMMON STOCKS
Specialty Retail (4.8%)
Aaron Rents, Inc.§	4,600	$121,624
Building Materials Holding Corp.§	3,900	70,629
Cato Corp. Class A	3,100	72,509
Children’s Place Retail Stores, Inc.*	2,000	111,520
Christopher & Banks Corp.§	3,200	62,304
Dress Barn, Inc.*§	2,000	41,620
Genesco, Inc.*§	2,000	83,060
Group 1 Automotive, Inc.	1,700	67,609
Gymboree Corp.*	3,600	144,252
Jos. A. Bank Clothiers, Inc.*§	900	31,815
Men’s Wearhouse, Inc.	2,400	112,920
Rent-A-Center, Inc.*	900	25,182
Select Comfort Corp.*§	10,700	190,460
Sonic Automotive, Inc. Class A§	1,100	31,350
Stage Stores, Inc.§	1,650	38,461
Tween Brands, Inc.*§	2,000	71,440
		1,276,755
Textiles & Apparel (2.5%)
Crocs, Inc.*	600	28,350
Deckers Outdoor Corp.*	800	56,816
K-Swiss, Inc. Class A§	4,300	116,186
Kellwood Co.	1,600	46,928
Oxford Industries, Inc.	1,500	74,160
Phillips-Van Heusen Corp.	4,100	241,080
Wolverine World Wide, Inc.	3,600	102,852
		666,372
Tobacco (0.4%)
Alliance One International, Inc.*§	3,800	35,074
Schweitzer-Mauduit International, Inc.§	1,100	27,335
Universal Corp.	300	18,405
Vector Group, Ltd.§	700	13,097
		93,911
Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	2,400	25,296
USA Mobility, Inc.	2,700	53,811
		79,107
TOTAL COMMON STOCKS (Cost $25,037,278)		25,795,879

SHORT-TERM INVESTMENTS (24.7%)
State Street Navigator Prime Portfolio§§	5,566,636	5,566,636

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 4/02/07	$949	949,000

Total SHORT-TERM INVESTMENTS (Cost $6,515,636)		6,515,636

TOTAL INVESTMENTS AT VALUE (122.5%) (Cost $31,552,914)		32,311,515

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.5%)		(5,926,802)

NET ASSETS (100.0%)		$26,384,713

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $31,552,914, $1,799,525 $(1,040,924) and $758,601, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – www.sec.gov.

Credit Suisse Trust - Blue Chip Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.7%)
Aerospace & Defense (3.2%)
Boeing Co.	1,300	$115,583
L-3 Communications Holdings, Inc.	900	78,723
Lockheed Martin Corp.	600	58,212
Raytheon Co.	1,400	73,444
United Technologies Corp.	700	45,500
		371,462
Air Freight & Couriers (1.3%)
FedEx Corp.	800	85,944
Ryder System, Inc.	1,300	64,142
		150,086
Airlines (0.1%)
Alaska Air Group, Inc.*	400	15,240

Auto Components (0.2%)
Autoliv, Inc.	400	22,844
Banks (5.2%)
Bank of America Corp.	3,800	193,876
Northern Trust Corp.	1,200	72,168
PNC Financial Services Group, Inc.	1,000	71,970
Wachovia Corp.	700	38,535
Washington Mutual, Inc.	1,500	60,570
Wells Fargo & Co.	4,600	158,378
		595,497
Beverages (2.3%)
Coca-Cola Co.	400	19,200
Molson Coors Brewing Co. Class B	800	75,696
Pepsi Bottling Group, Inc.	2,000	63,780
PepsiCo, Inc.	1,700	108,052
		266,728
Biotechnology (0.9%)
Amgen, Inc.*	1,900	106,172

Chemicals (1.4%)
Ashland, Inc.	900	59,040
Dow Chemical Co.	2,100	96,306
Rohm & Haas Co.	200	10,344
		165,690
Commercial Services & Supplies (1.6%)
FactSet Research Systems, Inc.	400	25,140
Kelly Services, Inc. Class A	700	22,540
R. R. Donnelley & Sons Co.	1,900	69,521
Steelcase, Inc. Class A	3,200	63,648
		180,849
Communications Equipment (2.3%)
Cisco Systems, Inc.*	5,400	137,862
Corning, Inc.*	1,000	22,740
Motorola, Inc.	2,500	44,175
Qualcomm, Inc.	1,400	59,724
		264,501
Computers & Peripherals (4.0%)
Apple Computer, Inc.*	100	9,291
Dell, Inc.*	3,800	88,198
Hewlett-Packard Co.	3,700	148,518
International Business Machines Corp.	1,900	179,094

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
Western Digital Corp.*	2,400	$40,344
		465,445
Diversified Financials (9.9%)
CapitalSource, Inc.	1,300	32,669
Citigroup, Inc.	5,300	272,102
Countrywide Financial Corp.	1,800	60,552
Franklin Resources, Inc.	300	36,249
Freddie Mac	800	47,592
Goldman Sachs Group, Inc.	700	144,641
JPMorgan Chase & Co.	4,200	203,196
Lehman Brothers Holdings, Inc.	900	63,063
Merrill Lynch & Company, Inc.	1,400	114,338
Moody’s Corp.	200	12,412
Morgan Stanley	1,700	133,892
Western Union Co.	1,100	24,145
		1,144,851
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	6,997	275,892
CenturyTel, Inc.	200	9,038
Verizon Communications, Inc.	800	30,336
		315,266
Electric Utilities (2.8%)
Ameren Corp.	200	10,060
Constellation Energy Group	100	8,695
Edison International	1,400	68,782
Entergy Corp.	700	73,444
FirstEnergy Corp.	1,200	79,488
FPL Group, Inc.	400	24,468
PG & E Corp.	1,200	57,924
		322,861
Electrical Equipment (0.2%)
Cooper Industries, Ltd. Class A	400	17,996

Electronic Equipment & Instruments (0.2%)
Thermo Fisher Scientific, Inc.*	400	18,700

Energy Equipment & Services (1.9%)
ENSCO International, Inc.	1,300	70,720
Halliburton Co.	1,800	57,132
National-Oilwell Varco, Inc.*	300	23,337
Noble Corp.	400	31,472
Schlumberger, Ltd.	100	6,910
Unit Corp.*	700	35,413
		224,984
Food & Drug Retailing (1.3%)
Kroger Co.	900	25,425
Rite Aid Corp.*	7,400	42,698
Safeway, Inc.	2,100	76,944
		145,067
Food Products (0.3%)
General Mills, Inc.	400	23,288
H. J. Heinz Co.	200	9,424
		32,712
Healthcare Equipment & Supplies (1.2%)
Baxter International, Inc.	400	21,068
Becton Dickinson & Co.	1,100	84,579
C. R. Bard, Inc.	100	7,951

	Number of Shares	Value
COMMON STOCKS
Healthcare Equipment & Supplies
IMS Health, Inc.	800	$23,728
		137,326
Healthcare Providers & Services (4.0%)
Aetna, Inc.	1,700	74,443
Coventry Health Care, Inc.*	200	11,210
Express Scripts, Inc.*	600	48,432
Humana, Inc.*	900	52,218
Laboratory Corporation of America Holdings*	300	21,789
McKesson Corp.	1,200	70,248
United Health Group, Inc.	2,140	113,356
WellPoint, Inc.*	800	64,880
		456,576
Household Durables (0.7%)
Harman International Industries, Inc.	200	19,216
Whirlpool Corp.	700	59,437
		78,653
Household Products (2.1%)
Colgate-Palmolive Co.	400	26,716
Procter & Gamble Co.	3,400	214,744
		241,460
Industrial Conglomerates (4.0%)
General Electric Co.	7,500	265,200
Honeywell International, Inc.	2,000	92,120
Tyco International, Ltd.	3,500	110,425
		467,745
Insurance (5.8%)
ACE, Ltd.	1,300	74,178
Aflac, Inc.	900	42,354
Allstate Corp.	700	42,042
American International Group, Inc.	1,600	107,552
Axis Capital Holdings, Ltd.	1,800	60,948
Genworth Financial, Inc. Class A	400	13,976
Hartford Financial Services Group, Inc.	900	86,022
Loews Corp.	1,600	72,688
MetLife, Inc.	700	44,205
Prudential Financial, Inc.	1,000	90,260
Torchmark Corp.	100	6,559
XL Capital, Ltd. Class A	400	27,984
		668,768
Internet Software & Services (0.3%)
IAC/InterActiveCorp.*	600	22,626
VeriSign, Inc.*	500	12,560
		35,186
IT Consulting & Services (1.1%)
Accenture, Ltd. Class A	1,600	61,664
Electronic Data Systems Corp.	2,400	66,432
		128,096
Leisure Equipment & Products (0.5%)
Eastman Kodak Co.	700	15,792
Hasbro, Inc.	400	11,448
Mattel, Inc.	1,200	33,084
		60,324
Machinery (2.5%)
Cummins, Inc.	500	72,360

	Number of Shares	Value
COMMON STOCKS
Machinery
Dover Corp.	1,400	$68,334
Eaton Corp.	900	75,204
Parker Hannifin Corp.	800	69,048
		284,946
Media (3.1%)
Comcast Corp. Class A*	750	19,462
DirecTV Group, Inc.*	3,100	71,517
EchoStar Communications Corp. Class A*	900	39,087
Time Warner, Inc.	5,800	114,376
Walt Disney Co.	3,300	113,619
		358,061
Metals & Mining (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,302	86,179
United States Steel Corp.	100	9,917
		96,096
Multiline Retail (2.9%)
Federated Department Stores, Inc.	1,700	76,585
Kohl’s Corp.*	1,000	76,610
Sears Holdings Corp.*	100	18,016
Wal-Mart Stores, Inc.	3,500	164,325
		335,536
Oil & Gas (8.1%)
Chevron Corp.	2,700	199,692
ConocoPhillips	2,088	142,715
Exxon Mobil Corp.	5,800	437,610
Marathon Oil Corp.	900	88,947
Valero Energy Corp.	400	25,796
XTO Energy, Inc.	700	38,367
		933,127
Paper & Forest Products (0.1%)
International Paper Co.	300	10,920

Pharmaceuticals (7.2%)
Abbott Laboratories	300	16,740
Endo Pharmaceuticals Holdings, Inc.*	700	20,580
Forest Laboratories, Inc.*	1,100	56,584
Johnson & Johnson	3,600	216,936
Merck & Company, Inc.	2,300	101,591
Mylan Laboratories, Inc.	2,600	54,964
Pfizer, Inc.	8,800	222,288
Schering-Plough Corp.	3,700	94,387
Watson Pharmaceuticals, Inc.*	1,900	50,217
		834,287
Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A*	800	27,344
Equity Residential	400	19,292
Simon Property Group, Inc.	200	22,250
		68,886
Road & Rail (0.8%)
CSX Corp.	300	12,015
Norfolk Southern Corp.	200	10,120
Union Pacific Corp.	700	71,085
		93,220
Semiconductor Equipment & Products (3.5%)
Applied Materials, Inc.	3,100	56,792

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products
Intel Corp.	8,400	$160,692
Micron Technology, Inc.*	5,200	62,816
Novellus Systems, Inc.*	1,100	35,222
Texas Instruments, Inc.	3,000	90,300
		405,822
Software (2.1%)
Intuit, Inc.*	400	10,944
Microsoft Corp.	8,100	225,747
Synopsys, Inc.*	400	10,492
		247,183
Specialty Retail (1.7%)
Best Buy Company, Inc.	300	14,616
Circuit City Stores, Inc.	1,600	29,648
Home Depot, Inc.	400	14,696
Office Depot, Inc.*	1,200	42,168
Rent-A-Center, Inc.*	700	19,586
Sherwin-Williams Co.	400	26,416
TJX Companies, Inc.	1,700	45,832
		192,962
Tobacco (1.8%)
Altria Group, Inc.	2,000	175,620
Loews Corp. - Carolina Group	500	37,805
		213,425
TOTAL COMMON STOCKS (Cost $9,796,666)		11,175,556

TOTAL INVESTMENTS AT VALUE (96.7%) (Cost $9,796,666)		11,175,556

OTHER ASSETS IN EXCESS OF LIABILITIES (3.3%)		381,977

NET ASSETS (100.0%)		$11,557,533

*     Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $9,796,666, $1,530,328, $(151,438) and $1,378,890, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov

Credit Suisse Trust - International Focus Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.4%)
Brazil (1.0%)
Oil & Gas (1.0%)
Petroleo Brasileiro SA - Petrobras ADR	9,902	$884,744
TOTAL BRAZIL		884,744
Denmark (1.2%)
Pharmaceuticals (1.2%)
Novo Nordisk AS Series B*§	12,283	1,116,141
TOTAL DENMARK		1,116,141
France (15.7%)
Banks (3.6%)
BNP Paribas§	13,316	1,387,890
Societe Generale§	10,952	1,887,040
		3,274,930
Beverages (2.5%)
Pernod Ricard SA§	11,281	2,285,748
Insurance (2.5%)
Axa§	55,256	2,341,651
Media (1.8%)
Lagardere S.C.A.§	21,586	1,667,780
Oil & Gas (1.4%)
Total SA§	18,309	1,274,583
Pharmaceuticals (1.0%)
Sanofi-Aventis§	10,995	953,355
Textiles & Apparel (2.9%)
LVMH Moet Hennessy Louis Vuitton SA§	23,780	2,631,977
TOTAL FRANCE		14,430,024
Germany (7.1%)
Auto Components (2.1%)
Continental AG	14,630	1,884,228
Electric Utilities (1.9%)
E.ON AG	12,979	1,760,665
Multi-Utilities (1.9%)
RWE AG	16,965	1,787,154
Software (1.2%)
SAP AG§	25,088	1,114,278
TOTAL GERMANY		6,546,325
Greece (2.0%)
Diversified Telecommunication Services (2.0%)
Hellenic Telecommunications Organization SA (OTE)*	68,196	1,853,659
TOTAL GREECE		1,853,659
India (2.2%)
Diversified Telecommunication Services (2.2%)
Bharti Airtel, Ltd.*	117,598	2,049,522
TOTAL INDIA		2,049,522
Israel (1.5%)
Pharmaceuticals (1.5%)
Teva Pharmaceutical Industries, Ltd. ADR§	37,085	1,388,091
TOTAL ISRAEL		1,388,091
Italy (4.1%)
Banks (2.9%)
Intesa Sanpaolo§	274,034	2,075,448

	Number of Shares	Value
COMMON STOCKS
Italy
Banks
UniCredito Italiano SpA	61,082	$579,592
		2,655,040
Oil & Gas (1.2%)
Eni SpA	33,754	1,094,556
TOTAL ITALY		3,749,596
Japan (17.0%)
Automobiles (1.5%)
Toyota Motor Corp.§	20,896	1,335,535
Banks (3.1%)
Mitsubishi UFJ Financial Group, Inc.	94	1,056,963
Mizuho Financial Group, Inc.§	277	1,775,815
		2,832,778
Chemicals (3.0%)
Kuraray Company, Ltd.§	104,985	1,127,624
Shin-Etsu Chemical Company, Ltd.§	27,571	1,674,174
		2,801,798
Diversified Financials (1.9%)
Daiwa Securities Group, Inc.	149,370	1,791,476
Electronic Equipment & Instruments (1.6%)
Omron Corp.	56,061	1,501,352
Household Products (1.8%)
Uni-Charm Corp.	25,942	1,634,420
Machinery (2.0%)
Komatsu, Ltd.§	88,913	1,858,406
Specialty Retail (2.1%)
Yamada Denki Company, Ltd.§	20,493	1,897,194
TOTAL JAPAN		15,652,959
Luxembourg (1.1%)
Energy Equipment & Services (1.1%)
Acergy SA*§	47,953	1,010,595
TOTAL LUXEMBOURG		1,010,595
Mexico (1.9%)
Wireless Telecommunication Services (1.9%)
America Movil SA de CV ADR Series L	36,884	1,762,686
TOTAL MEXICO		1,762,686
Netherlands (4.9%)
Banks (2.5%)
ABN AMRO Holding NV	54,673	2,347,479
Food Products (1.2%)
Royal Numico NV	21,001	1,079,391
Oil & Gas (1.2%)
Royal Dutch Shell PLC Class A§	33,043	1,095,362
TOTAL NETHERLANDS		4,522,232
Norway (4.2%)
Banks (1.7%)
DNB NOR ASA	108,631	1,519,993
Construction & Engineering (1.5%)
Aker Kvaerner ASA	62,085	1,393,431
Oil & Gas (1.0%)
Prosafe ASA§	61,148	916,710
TOTAL NORWAY		3,830,134

	Number of Shares	Value
COMMON STOCKS
Singapore (2.0%)
Banks (2.0%)
United Overseas Bank, Ltd.	136,969	$1,891,885
TOTAL SINGAPORE		1,891,885
South Korea (2.0%)
Machinery (2.0%)
Samsung Heavy Industries Company, Ltd.§	68,921	1,830,803
TOTAL SOUTH KOREA		1,830,803
Spain (1.1%)
Tobacco (1.1%)
Altadis SA	16,026	1,024,240
TOTAL SPAIN		1,024,240
Sweden (1.6%)
Communications Equipment (1.6%)
Telefonaktiebolaget LM Ericsson§	393,904	1,453,382
TOTAL SWEDEN		1,453,382
Switzerland (5.3%)
Banks (3.5%)
Julius Baer Holding, Ltd.	10,717	1,461,976
UBS AG	30,102	1,786,733
		3,248,709
Pharmaceuticals (1.8%)
Novartis AG§	29,676	1,650,208
TOTAL SWITZERLAND		4,898,917
Taiwan (1.2%)
Diversified Telecommunication Services (1.2%)
Chunghwa Telecom Company, Ltd. ADR	56,171	1,118,926
TOTAL TAIWAN		1,118,926
United Kingdom (22.3%)
Aerospace & Defense (1.7%)
BAE Systems PLC	176,539	1,595,032
Banks (5.3%)
Barclays PLC	84,843	1,199,078
HSBC Holdings PLC§	117,523	2,049,814
Royal Bank of Scotland Group PLC	42,595	1,662,022
		4,910,914
Beverages (1.7%)
SABMiller PLC	71,466	1,567,842
Commercial Services & Supplies (0.6%)
Hays PLC	169,757	521,482
Food & Drug Retailing (1.6%)
Tesco PLC	165,667	1,445,069
Metals & Mining (3.6%)
BHP Billiton PLC	85,471	1,892,786
Vedanta Resources PLC	53,886	1,404,613
		3,297,399
Oil & Gas (1.6%)
BP PLC	140,671	1,515,449
Pharmaceuticals (3.1%)
AstraZeneca PLC	18,292	982,848
GlaxoSmithKline PLC	68,622	1,887,931
		2,870,779

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Tobacco (1.8%)
Imperial Tobacco Group PLC	36,220	$1,619,139
Wireless Telecommunication Services (1.3%)
Vodafone Group PLC	459,469	1,224,499
TOTAL UNITED KINGDOM		20,567,604
TOTAL COMMON STOCKS (Cost $63,669,632)		91,582,465

SHORT-TERM INVESTMENT (21.5%)
State Street Navigator Prime Portfolio§§ (Cost $19,822,421)	19,822,421	19,822,421

TOTAL INVESTMENTS AT VALUE (120.9%) (Cost $83,492,053)		111,404,886

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.9%)		(19,288,956)

NET ASSETS (100.0%)		$92,115,930

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $83,492,053, $29,167,204, $(1,254,371) and $27,912,833 respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov

Credit Suisse Trust - Mid-Cap Core Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.0%)
Aerospace & Defense (1.6%)
Armor Holdings, Inc.*	1,800	$121,194
DRS Technologies, Inc.§	1,200	62,604
L-3 Communications Holdings, Inc.	1,200	104,964
Precision Castparts Corp.§	1,800	187,290
		476,052
Air Freight & Couriers (0.2%)
Expeditors International of Washington, Inc.§	1,400	57,848

Airlines (0.9%)
Alaska Air Group, Inc.*§	5,200	198,120
AMR Corp.*§	1,400	42,630
Continental Airlines, Inc. Class B*§	700	25,473
		266,223
Auto Components (1.6%)
ArvinMeritor, Inc.§	4,700	85,775
Autoliv, Inc.	1,100	62,821
BorgWarner, Inc.	4,300	324,306
		472,902
Automobiles (0.9%)
Avis Budget Group, Inc.*§	7,200	196,704
Thor Industries, Inc.§	1,400	55,146
		251,850
Banks (2.6%)
Bank of Hawaii Corp.§	5,600	296,968
Cullen/Frost Bankers, Inc.	3,100	162,223
Northern Trust Corp.	1,500	90,210
SVB Financial Group*§	4,200	204,078
		753,479
Beverages (1.2%)
Molson Coors Brewing Co. Class B	2,800	264,936
Pepsi Bottling Group, Inc.§	2,800	89,292
		354,228
Biotechnology (1.8%)
Cephalon, Inc.*§	3,500	249,235
Charles River Laboratories International, Inc.*§	700	32,382
Invitrogen Corp.*§	2,100	133,665
PDL BioPharma, Inc.*	2,400	52,080
Techne Corp.*	1,100	62,810
		530,172
Chemicals (4.0%)
Albemarle Corp.§	7,800	322,452
Cabot Corp.	700	33,411
FMC Corp.§	4,100	309,263
Lubrizol Corp.	4,200	216,426
Lyondell Chemical Co.§	2,600	77,922
PPG Industries, Inc.	900	63,279
Valspar Corp.§	3,800	105,754
Westlake Chemical Corp.§	2,000	54,300
		1,182,807
Commercial Services & Supplies (5.7%)
Alliance Data Systems Corp.*§	600	36,972
Con-way, Inc.	1,300	64,792
Deluxe Corp.§	1,300	43,589

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
DeVry, Inc.§	2,700	$79,245
Dun & Bradstreet Corp.	1,600	145,920
FactSet Research Systems, Inc.§	1,100	69,135
Fiserv, Inc.*	1,100	58,366
Global Payments, Inc.§	6,100	207,766
Herman Miller, Inc.§	5,900	197,591
Kelly Services, Inc. Class A§	6,000	193,200
Korn/Ferry International*§	5,500	126,170
Manpower, Inc.§	2,700	199,179
Navigant Consulting, Inc.*§	5,200	102,752
Steelcase, Inc. Class A§	8,500	169,065
		1,693,742
Communications Equipment (1.6%)
Harris Corp.§	7,500	382,125
Polycom, Inc.*§	2,300	76,659
		458,784
Computers & Peripherals (0.8%)
Western Digital Corp.*	14,100	237,021

Construction & Engineering (0.9%)
Granite Construction, Inc.§	3,700	204,462
Jacobs Engineering Group, Inc.*	1,000	46,650
		251,112
Containers & Packaging (0.3%)
Sonoco Products Co.	2,300	86,434

Diversified Financials (3.6%)
A.G. Edwards, Inc.	5,000	345,900
Eaton Vance Corp.	3,400	121,176
Jefferies Group, Inc.	3,600	104,220
Nuveen Investments, Inc. Class A§	6,900	326,370
NYSE Euronext*§	700	65,625
Waddell & Reed Financial, Inc. Class A§	3,600	83,952
		1,047,243
Diversified Telecommunication Services (0.7%)
CenturyTel, Inc.	2,000	90,380
Cincinnati Bell, Inc.*§	13,300	62,510
Qwest Communications International, Inc.*§	6,800	61,132
		214,022
Electric Utilities (6.0%)
Allegheny Energy, Inc.*	1,600	78,624
Alliant Energy Corp.	3,100	138,942
Constellation Energy Group§	800	69,560
DTE Energy Co.	1,300	62,270
Mirant Corp.*	6,600	267,036
NSTAR§	8,400	295,008
OGE Energy Corp.	6,300	244,440
Pepco Holdings, Inc.§	11,700	339,534
PNM Resources, Inc.	1,900	61,370
Puget Energy, Inc.	8,300	213,144
		1,769,928
Electrical Equipment (1.1%)
Acuity Brands, Inc.	1,100	59,884
Energizer Holdings, Inc.*§	700	59,731
Genlyte Group, Inc.*	600	42,330
Thomas & Betts Corp.*	3,600	175,752
		337,697

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment & Instruments (2.0%)
Amphenol Corp. Class A§	1,400	$90,398
Avnet, Inc.*§	6,500	234,910
Plexus Corp.*	4,100	70,315
Roper Industries, Inc.	1,100	60,368
Vishay Intertechnology, Inc.*	5,000	69,900
Waters Corp.*§	1,300	75,400
		601,291
Energy Equipment & Services (4.2%)
Cameron International Corp.*	2,100	131,859
Grant Prideco, Inc.*§	700	34,888
Helmerich & Payne, Inc.§	7,100	215,414
Patterson-UTI Energy, Inc.§	7,300	163,812
Pride International, Inc.*§	8,500	255,850
Tidewater, Inc.§	5,000	292,900
Unit Corp.*	3,000	151,770
		1,246,493
Food & Drug Retailing (0.7%)
Rite Aid Corp.*§	15,500	89,435
Safeway, Inc.	3,500	128,240
		217,675
Food Products (1.2%)
Corn Products International, Inc.	2,800	99,652
Hormel Foods Corp.	2,500	92,975
J.M. Smucker Co.	1,800	95,976
McCormick & Co., Inc.	2,000	77,040
		365,643
Gas Utilities (2.0%)
Energen Corp.	2,000	101,780
MDU Resources Group, Inc.	10,700	307,518
UGI Corp.	7,200	192,312
		601,610
Healthcare Equipment & Supplies (3.0%)
Advanced Medical Optics, Inc.*§	5,200	193,440
Cytyc Corp.*	3,000	102,630
Edwards Lifesciences Corp.*§	2,200	111,540
Hillenbrand Industries, Inc.§	1,600	94,992
IMS Health, Inc.	2,100	62,286
Kinetic Concepts, Inc.*§	2,000	101,280
ResMed, Inc.*§	1,300	65,481
Varian Medical Systems, Inc.*	1,600	76,304
Ventana Medical Systems, Inc.*§	1,500	62,850
		870,803
Healthcare Providers & Services (4.8%)
Apria Healthcare Group, Inc.*§	1,900	61,275
Covance, Inc.*	1,700	100,878
Coventry Health Care, Inc.*	1,100	61,655
DaVita, Inc.*§	1,100	58,652
Express Scripts, Inc.*	1,600	129,152
Health Net, Inc.*§	600	32,286
Humana, Inc.*§	3,500	203,070
Laboratory Corporation of America Holdings*	1,000	72,630
LifePoint Hospitals, Inc.*§	3,300	126,126
Lincare Holdings, Inc.*	7,600	278,540
Universal Health Services, Inc. Class B	1,500	85,890
WellCare Health Plans, Inc.*§	2,400	204,600
		1,414,754

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure (0.9%)
Bob Evans Farms, Inc.	900	$33,255
Brinker International, Inc.	6,700	219,090
		252,345
Household Durables (1.1%)
American Greetings Corp. Class A§	8,100	188,001
Mohawk Industries, Inc.*§	1,000	82,050
NVR, Inc.*	100	66,500
		336,551
Household Products (0.3%)
Clorox Co.	1,400	89,166

Industrial Conglomerates (0.8%)
Teleflex, Inc.	3,300	224,631

Insurance (7.1%)
American Financial Group, Inc.§	5,600	190,624
Arthur J. Gallagher & Co.§	1,100	31,163
Axis Capital Holdings, Ltd.	4,600	155,756
Brown & Brown, Inc.§	3,000	81,150
Delphi Financial Group, Inc. Class A	1,500	60,345
Everest Re Group, Ltd.	2,000	192,340
First American Corp.	2,600	131,872
Hanover Insurance Group, Inc.	3,500	161,420
HCC Insurance Holdings, Inc.§	9,200	283,360
Protective Life Corp.	3,300	145,332
StanCorp Financial Group, Inc.	5,600	275,352
W.R. Berkley Corp.	11,800	390,816
		2,099,530
Internet Software & Services (0.4%)
McAfee, Inc.*	4,200	122,136

IT Consulting & Services (0.2%)
Electronic Data Systems Corp.	2,200	60,896

Leisure Equipment & Products (0.4%)
Hasbro, Inc.§	3,700	105,894

Machinery (3.9%)
AGCO Corp.*§	5,300	195,941
Cummins, Inc.	500	72,360
Harsco Corp.	5,800	260,188
Joy Global, Inc.§	1,500	64,350
Kennametal, Inc.	1,000	67,610
Lincoln Electric Holdings, Inc.	2,500	148,900
Manitowoc Company, Inc.	1,000	63,530
Terex Corp.*	400	28,704
Timken Co.	8,300	251,573
		1,153,156
Marine (0.4%)
Overseas Shipholding Group, Inc.§	1,700	106,420

Media (0.8%)
CTC Media, Inc.*	2,900	74,472
Scholastic Corp.*§	4,900	152,390
		226,862
Metals & Mining (1.5%)
Carpenter Technology Corp.§	800	96,608
Freeport-McMoRan Copper & Gold, Inc.	1,300	86,047
Steel Dynamics, Inc.§	4,400	190,080

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
United States Steel Corp.	700	$69,419
		442,154
Multi-Utilities (0.2%)
Questar Corp.§	800	71,368

Multiline Retail (1.2%)
Dollar Tree Stores, Inc.*	6,900	263,856
Nordstrom, Inc.	1,400	74,116
		337,972
Oil & Gas (3.5%)
Cimarex Energy Co.§	4,700	173,994
Forest Oil Corp.*§	2,500	83,425
Frontier Oil Corp.	3,100	101,184
Newfield Exploration Co.*	6,300	262,773
Noble Energy, Inc.	1,100	65,615
Pioneer Natural Resources Co.§	6,300	271,593
Todco*§	1,900	76,627
		1,035,211
Personal Products (0.9%)
Alberto-Culver Co.	4,000	91,520
Avon Products, Inc.	1,600	59,616
Estee Lauder Companies, Inc. Class A	1,200	58,620
NBTY, Inc.*§	1,200	63,648
		273,404
Pharmaceuticals (2.3%)
Endo Pharmaceuticals Holdings, Inc.*§	2,000	58,800
Forest Laboratories, Inc.*	2,300	118,312
King Pharmaceuticals, Inc.*§	3,900	76,713
Medicis Pharmaceutical Corp. Class A§	7,200	221,904
Mylan Laboratories, Inc.§	1,400	29,596
Sepracor, Inc.*§	3,200	149,216
Valeant Pharmaceuticals International§	1,600	27,664
		682,205
Real Estate (1.7%)
AMB Property Corp.	1,400	82,306
Developers Diversified Realty Corp.§	1,200	75,480
Highwoods Properties, Inc.§	1,200	47,388
Liberty Property Trust§	1,600	77,952
Macerich Co.§	1,400	129,304
Mack-Cali Realty Corp.	900	42,867
UDR, Inc.§	1,900	58,178
		513,475
Road & Rail (1.4%)
Swift Transportation Company, Inc.*§	1,700	52,972
Werner Enterprises, Inc.§	8,500	154,445
YRC Worldwide, Inc.*§	5,000	201,100
		408,517
Semiconductor Equipment & Products (4.8%)
Atmel Corp.*§	11,100	55,833
Lam Research Corp.*	8,300	392,922
MEMC Electronic Materials, Inc.*	5,600	339,248
Micrel, Inc.*§	6,400	70,528
Microchip Technology, Inc.§	2,500	88,825
Micron Technology, Inc.*	6,500	78,520
MPS Group, Inc.*	8,900	125,935
Novellus Systems, Inc.*§	1,900	60,838

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products
ON Semiconductor Corp.*§	9,100	$81,172
Teradyne, Inc.*§	3,600	59,544
Varian Semiconductor Equipment Associates, Inc.*§	1,300	69,394
		1,422,759
Software (2.2%)
BMC Software , Inc.*§	1,900	58,501
Cadence Design Systems, Inc.*§	2,400	50,544
Cerner Corp.*§	1,200	65,340
Mentor Graphics Corp.*§	10,600	173,204
National Instruments Corp.	2,100	55,083
Sybase, Inc.*§	2,400	60,672
Synopsys, Inc.*	6,700	175,741
		639,085
Specialty Retail (7.5%)
Abercrombie & Fitch Co. Class A§	1,900	143,792
Aeropostale, Inc.*§	1,700	68,391
American Eagle Outfitters, Inc.§	5,050	151,450
AnnTaylor Stores Corp.*§	8,300	321,874
Barnes & Noble, Inc.§	3,300	130,185
Charming Shoppes, Inc.*§	21,200	274,540
Circuit City Stores, Inc.§	3,000	55,590
Dick’s Sporting Goods, Inc.*§	2,300	133,998
GameStop Corp. Class A*§	2,800	91,196
Office Depot, Inc.*§	3,100	108,934
PetSmart, Inc.	3,000	98,880
Rent-A-Center, Inc.*§	7,200	201,456
Ross Stores, Inc.	4,300	147,920
Sherwin-Williams Co.§	900	59,436
United Rentals, Inc.*§	8,100	222,750
		2,210,392
Textiles & Apparel (0.2%)
Phillips-Van Heusen Corp.	1,100	64,680

Tobacco (0.7%)
Loews Corp. - Carolina Group	1,100	83,171
Universal Corp.§	1,200	73,620
UST, Inc.§	1,000	57,980
		214,771
Wireless Telecommunication Services (1.2%)
Telephone & Data Systems, Inc.§	4,700	280,214
United States Cellular Corp.*	900	66,105
		346,319
TOTAL COMMON STOCKS (Cost $28,096,217)		29,199,712

SHORT-TERM INVESTMENTS (30.3%)
State Street Navigator Prime Portfolio§§	8,555,182	8,555,182

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 4/02/07	$396	396,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,951,182)		8,951,182

TOTAL INVESTMENTS AT VALUE (129.3%) (Cost $37,047,399)	38,150,894

LIABILITIES IN EXCESS OF OTHER ASSETS (-29.3%)	(8,642,701)

NET ASSETS (100.0%)	$29,508,193

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $37,047,399, $1,871,140, $(767,645) and $1,103,495, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:           Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007